                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-05221

                            SELIGMAN PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN CAPITAL PORTFOLIO

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

SELIGMAN CAPITAL PORTFOLIO SEEKS CAPITAL APPRECIATION.

Seligman Capital Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   16

Statement of Operations............   17

Statements of Changes in Net
  Assets...........................   18

Financial Highlights...............   19

Notes to Financial Statements......   21

Approval of Investment Management
  Services Agreement...............   31

Proxy Voting.......................   34




--------------------------------------------------------------------------------
2  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Capital Portfolio (the Fund) Class 1 shares decreased 3.94% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Russell Midcap(R) Growth Index, which fell 3.31% during the six-month period.

> The Fund also underperformed its peer group, as represented by the Lipper Mid-
  Cap Growth Funds Index, which declined 3.28% during the same period.


ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                    SINCE
                                                                                 INCEPTION**
                            6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS     8/30/00
--------------------------------------------------------------------------------------------
Seligman Capital
  Portfolio
  Class 1                     -3.94%    +20.30%    -9.06%    +0.11%    -3.15%          N/A
--------------------------------------------------------------------------------------------
  Class 2                     -4.03%    +19.96%    -9.30%    -0.16%       N/A       -4.22%
--------------------------------------------------------------------------------------------
Russell Midcap Growth
  Index(1) (unmanaged)        -3.31%    +21.30%    -7.53%    +1.37%    -1.99%       +2.53%
--------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth
  Funds Index(2)
  (unmanaged)                 -3.28%    +21.13%    -6.51%    +2.85%    -2.21%       -2.80%
--------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth
  Funds Average(3)
  (unmanaged)                 -3.19%    +20.72%    -8.05%    +1.06%    -1.01%       -1.44%
--------------------------------------------------------------------------------------------



*   Not annualized.

**  For classes with less than 10 years performance.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown for Class 1 and Class 2 shares vary from each other because of differences in expenses but do not reflect expenses that apply to the variable account, annuity contract or life insurance policy, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.


--------------------------------------------------------------------------------
                         SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The performance of the indices does not reflect the effect of expenses (excluding Lipper). It is not possible to invest directly in an index or average.

(1) The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values, as determined by the Frank Russell Company. The stocks are also members of the Russell 1000 Growth Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Growth Funds Index (the Lipper Index) includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper Mid-Cap Growth Funds Average (the Lipper Average) is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. The Lipper Average's returns include net reinvested dividends.*

    * On Jan. 1, 2010, the Lipper Index replaced the Lipper Average as one of the Fund's benchmarks. The Lipper Index includes a select peer group from the Lipper Average. This change was made to bring the selection of the Seligman Funds' benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included. Investors cannot invest directly in an average or index.

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------


Consumer Discretionary                     15.2%
------------------------------------------------
Consumer Staples                            5.7%
------------------------------------------------
Energy                                      5.4%
------------------------------------------------
Financials                                  8.6%
------------------------------------------------
Health Care                                13.8%
------------------------------------------------
Industrials                                13.8%
------------------------------------------------
Information Technology                     19.9%
------------------------------------------------
Materials                                   4.6%
------------------------------------------------
Telecommunication Services                  2.8%
------------------------------------------------
Utilities                                   1.5%
------------------------------------------------
Other(2)                                    8.7%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.


--------------------------------------------------------------------------------
4  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                         SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------


Cognizant Technology Solutions Corp.,
  Class A                                   3.8%
------------------------------------------------
Dollar General Corp.                        2.5%
------------------------------------------------
SAVVIS, Inc.                                2.2%
------------------------------------------------
Alliance Data Systems Corp.                 2.1%
------------------------------------------------
CSX Corp.                                   1.9%
------------------------------------------------
Blue Coat Systems, Inc.                     1.9%
------------------------------------------------
Agnico-Eagle Mines Ltd.                     1.8%
------------------------------------------------
Atlas Energy, Inc.                          1.8%
------------------------------------------------
Lorillard, Inc.                             1.8%
------------------------------------------------
Equinix, Inc.                               1.7%
------------------------------------------------



(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.



--------------------------------------------------------------------------------
6  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund or by participating in a qualified pension or retirement plan. Your purchase price will be the next NAV calculated after your request is received by the Fund, an authorized insurance company or qualified pension or retirement plan.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts, life insurance policies and/or pension or retirement plans. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical

--------------------------------------------------------------------------------
                         SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  960.60        $5.30(c)       1.09%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.39        $5.46(c)       1.09%
------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  959.70        $6.51(c)       1.34%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.15        $6.71(c)       1.34%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: -3.94% for Class 1 and -4.03% for Class 2.
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.99% for Class 1 and 1.24% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2010. Had this change been in place for the entire six month period ended June 30, 2010, the actual expenses paid would have been $4.81 for Class 1 and $6.03 for Class 2; the hypothetical expenses paid would have been $4.96 for Class 1 and $6.21 for Class 2.


--------------------------------------------------------------------------------
8  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (91.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.4%)
Goodrich Corp.                                          1,140                 $75,525
ITT Corp.                                                 820                  36,834
Precision Castparts Corp.                                 630                  64,840
                                                                      ---------------
Total                                                                         177,199
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.3%)
CH Robinson Worldwide, Inc.                             1,720                  95,735
-------------------------------------------------------------------------------------

AIRLINES (0.9%)
Delta Air Lines, Inc.                                   5,990(b)               70,383
-------------------------------------------------------------------------------------

AUTO COMPONENTS (1.9%)
BorgWarner, Inc.                                        2,590(b,d)             96,711
Cooper Tire & Rubber Co.                                2,160(d)               42,120
                                                                      ---------------
Total                                                                         138,831
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.5%)
Alexion Pharmaceuticals, Inc.                           1,230(b)               62,963
BioMarin Pharmaceutical, Inc.                           2,510(b,d)             47,590
Dendreon Corp.                                          1,170(b)               37,826
Human Genome Sciences, Inc.                             1,660(b)               37,616
                                                                      ---------------
Total                                                                         185,995
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.8%)
Affiliated Managers Group, Inc.                         1,400(b,d)             85,078
Greenhill & Co., Inc.                                     710(d)               43,402
Invesco Ltd.                                            2,390                  40,224
Janus Capital Group, Inc.                               4,700(d)               41,736
                                                                      ---------------
Total                                                                         210,440
-------------------------------------------------------------------------------------

CHEMICALS (1.4%)
Celanese Corp., Series A                                2,580                  64,268
Ecolab, Inc.                                              830                  37,275
                                                                      ---------------
Total                                                                         101,543
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison Corp.                                    1,130                  36,307
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.3%)
Blue Coat Systems, Inc.                                 6,310(b,d)            128,913
F5 Networks, Inc.                                       1,370(b)               93,941
JDS Uniphase Corp.                                      2,380(b)               23,419
                                                                      ---------------
Total                                                                         246,273
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.2%)
Foster Wheeler AG                                       4,280(b,c,d)           90,137
-------------------------------------------------------------------------------------

CONSUMER FINANCE (2.1%)
Capital One Financial Corp.                             2,360                  95,108
Discover Financial Services                             4,530                  63,329
                                                                      ---------------
Total                                                                         158,437
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Grand Canyon Education, Inc.                            1,980(b,d)             46,391
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.3%)
IntercontinentalExchange, Inc.                            450(b)               50,864
MSCI, Inc., Class A                                     1,650(b)               45,210
                                                                      ---------------
Total                                                                          96,074
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Qwest Communications International, Inc.               14,050                  73,763
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.2%)
ITC Holdings Corp.                                      1,700(d)               89,947
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.7%)
Cameron International Corp.                             2,570(b)               83,576
CARBO Ceramics, Inc.                                    1,040(d)               75,078
Noble Corp.                                             1,370(b,c)             42,347
                                                                      ---------------
Total                                                                         201,001
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

FOOD & STAPLES RETAILING (0.8%)
The Kroger Co.                                          2,980                 $58,676
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Dole Food Co., Inc.                                     4,175(b,d)             43,545
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Edwards Lifesciences Corp.                              1,400(b,d)             78,428
Intuitive Surgical, Inc.                                  180(b,d)             56,812
                                                                      ---------------
Total                                                                         135,240
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.2%)
Brookdale Senior Living, Inc.                           2,940(b,d)             44,100
Express Scripts, Inc.                                   1,880(b)               88,397
Laboratory Corp. of America Holdings                    1,400(b,d)            105,489
Mednax, Inc.                                            1,280(b)               71,181
                                                                      ---------------
Total                                                                         309,167
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.0%)
Cerner Corp.                                              960(b,d)             72,854
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
Bally Technologies, Inc.                                1,430(b,d)             46,317
Las Vegas Sands Corp.                                   1,540(b)               34,096
Royal Caribbean Cruises Ltd.                            1,650(b,d)             37,571
                                                                      ---------------
Total                                                                         117,984
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.4%)
Lennar Corp., Class A                                   3,580                  49,798
Meritage Homes Corp.                                    2,040(b)               33,211
NVR, Inc.                                                  60(b,d)             39,302
Tempur-Pedic International, Inc.                        1,740(b)               53,505
                                                                      ---------------
Total                                                                         175,816
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.1%)
Clorox Co.                                              1,370                  85,159
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.6%)
McDermott International, Inc.                           2,120(b)               45,919
-------------------------------------------------------------------------------------

INSURANCE (1.5%)
Aflac, Inc.                                             1,680                  71,686
Principal Financial Group, Inc.                         1,689                  39,590
                                                                      ---------------
Total                                                                         111,276
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
priceline.com, Inc.                                       240(b)               42,370
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.2%)
Baidu, Inc., ADR                                          630(b,c)             42,890
Equinix, Inc.                                           1,410(b,d)            114,520
SAVVIS, Inc.                                           10,206(b)              150,539
                                                                      ---------------
Total                                                                         307,949
-------------------------------------------------------------------------------------

IT SERVICES (5.4%)
Alliance Data Systems Corp.                             2,390(b,d)            142,253
Cognizant Technology Solutions Corp., Class A           5,170(b)              258,809
                                                                      ---------------
Total                                                                         401,062
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (3.1%)
Furiex Pharmaceuticals, Inc.                              191(b)                1,941
Illumina, Inc.                                          1,530(b,d)             66,601
Life Technologies Corp.                                 2,160(b)              102,059
Pharmaceutical Product Development, Inc.                2,300                  58,443
                                                                      ---------------
Total                                                                         229,044
-------------------------------------------------------------------------------------

MACHINERY (3.6%)
Cummins, Inc.                                           1,240(d)               80,761
Joy Global, Inc.                                        2,280                 114,206
Oshkosh Corp.                                           2,220(b)               69,175
                                                                      ---------------
Total                                                                         264,142
-------------------------------------------------------------------------------------

MEDIA (1.6%)
CBS Corp., Class B                                      5,070                  65,555
Time Warner Cable, Inc.                                 1,000                  52,080
                                                                      ---------------
Total                                                                         117,635
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (3.3%)
Agnico-Eagle Mines Ltd.                                 2,020(c)             $122,776
Cliffs Natural Resources, Inc.                          1,340                  63,194
United States Steel Corp.                               1,460(d)               56,283
                                                                      ---------------
Total                                                                         242,253
-------------------------------------------------------------------------------------

MULTILINE RETAIL (3.7%)
Big Lots, Inc.                                          3,280(b,d)            105,255
Dollar General Corp.                                    6,153(b,d)            169,515
                                                                      ---------------
Total                                                                         274,770
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Public Service Enterprise Group, Inc.                     700                  21,931
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.7%)
Atlas Energy, Inc.                                      4,510(b,d)            122,086
Massey Energy Co.                                       1,390                  38,017
Southwestern Energy Co.                                 1,110(b)               42,890
                                                                      ---------------
Total                                                                         202,993
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.5%)
Avon Products, Inc.                                     4,300                 113,950
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
Perrigo Co.                                               950(d)               56,117
Watson Pharmaceuticals, Inc.                            1,030(b)               41,787
                                                                      ---------------
Total                                                                          97,904
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
Digital Realty Trust, Inc.                              1,040(d)               59,987
-------------------------------------------------------------------------------------

ROAD & RAIL (3.4%)
CSX Corp.                                               2,630                 130,527
Dollar Thrifty Automotive Group, Inc.                   1,790(b)               76,272
JB Hunt Transport Services, Inc.                        1,310                  42,798
                                                                      ---------------
Total                                                                         249,597
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Marvell Technology Group Ltd.                           4,280(b,c)             67,453
Micron Technology, Inc.                                 8,740(b,d)             74,203
Microsemi Corp.                                         5,350(b,d)             78,270
                                                                      ---------------
Total                                                                         219,926
-------------------------------------------------------------------------------------

SOFTWARE (4.2%)
Activision Blizzard, Inc.                               5,930                  62,206
Blackboard, Inc.                                        1,250(b,d)             46,663
Citrix Systems, Inc.                                    1,870(b)               78,969
Pegasystems, Inc.                                       1,290(d)               41,422
Rovi Corp.                                              2,072(b,d)             78,550
                                                                      ---------------
Total                                                                         307,810
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.8%)
American Eagle Outfitters, Inc.                         3,060(d)               35,955
Dick's Sporting Goods, Inc.                             4,040(b,d)            100,556
                                                                      ---------------
Total                                                                         136,511
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Lululemon Athletica, Inc.                               2,190(b,c,d)           81,512
-------------------------------------------------------------------------------------

TOBACCO (1.6%)
Lorillard, Inc.                                         1,680                 120,926
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.8%)
NII Holdings, Inc.                                      2,880(b)               93,658
SBA Communications Corp., Class A                       1,140(b,d)             38,771
                                                                      ---------------
Total                                                                         132,429
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $6,397,880)                                                         $6,798,793
-------------------------------------------------------------------------------------



MONEY MARKET FUND (8.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%              644,766(e)             $644,766
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $644,766)                                                             $644,766
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (27.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(F)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $2,062,627                          0.030%          $2,062,626            $2,062,626
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $2,062,626)                                                         $2,062,626
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,105,272)(g)                                                      $9,506,185
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



     ADR   -- American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 6.03% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Affiliated Money Market Fund - See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times.

--------------------------------------------------------------------------------
12  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

     The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                     $368,103
Government National Mortgage Association           1,735,775
------------------------------------------------------------
Total market value of collateral securities       $2,103,878
------------------------------------------------------------


(g) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $9,105,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $815,000
     Unrealized depreciation                          (414,000)
     ---------------------------------------------------------
     Net unrealized appreciation                      $401,000
     ---------------------------------------------------------







--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
14  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                 Fair value at June 30, 2010
                              ----------------------------------------------------------------
                                    Level 1            Level 2
                                 quoted prices          other          Level 3
                                   in active         significant     significant
                                  markets for         observable    unobservable
DESCRIPTION(a)                identical assets(b)       inputs         inputs          Total
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                    $6,798,793                $--         $--        $6,798,793
----------------------------------------------------------------------------------------------
Total Equity Securities             6,798,793                 --          --         6,798,793
----------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                           644,766                 --          --           644,766
  Investments of Cash
    Collateral Received
    for Securities on Loan                 --          2,062,626          --         2,062,626
----------------------------------------------------------------------------------------------
Total Other                           644,766          2,062,626          --         2,707,392
----------------------------------------------------------------------------------------------
Total                              $7,443,559         $2,062,626         $--        $9,506,185
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  15

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $6,397,880)                      $ 6,798,793
  Affiliated money market fund (identified cost $644,766)                     644,766
  Investments of cash collateral received for securities on loan
    (identified cost $2,062,626)                                            2,062,626
-------------------------------------------------------------------------------------
Total investments in securities (identified cost $9,105,272)                9,506,185
Capital shares receivable                                                          37
Dividends and accrued interest receivable                                       1,568
Receivable for investment securities sold                                      78,953
-------------------------------------------------------------------------------------
Total assets                                                                9,586,743
-------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                          4,875
Payable for investment securities purchased                                    82,809
Payable upon return of securities loaned                                    2,062,626
Accrued investment management services fees                                     2,532
Accrued distribution fees                                                       1,174
Accrued transfer agency fees                                                      438
Accrued administrative services fees                                              428
Other accrued expenses                                                         19,907
-------------------------------------------------------------------------------------
Total liabilities                                                           2,174,789
-------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 7,411,954
-------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                          $       594
Additional paid-in capital                                                 15,795,055
Accumulated net investment loss                                               (30,975)
Accumulated net realized gain (loss)                                       (8,753,633)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies          400,913
-------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 7,411,954
-------------------------------------------------------------------------------------
*Value of securities on loan                                              $ 1,984,172
-------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                 NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class 1          $2,519,305              198,764                      $12.67
Class 2          $4,892,649              395,201                      $12.38
----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $    24,203
Interest                                                                   434
Income distributions from affiliated money market fund                     591
Income from securities lending -- net                                    1,174
Foreign taxes withheld                                                    (239)
------------------------------------------------------------------------------
Total income                                                            26,163
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     14,213
Distribution fees -- Class 2                                             6,504
Transfer agency fees
  Class 1                                                                  847
  Class 2                                                                1,573
Administrative services fees                                             2,402
Compensation of board members                                              129
Custodian fees                                                           4,590
Printing and postage                                                     8,600
Professional fees                                                        9,692
Other                                                                    1,677
------------------------------------------------------------------------------
Total expenses                                                          50,227
------------------------------------------------------------------------------
Investment income (loss) -- net                                        (24,064)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                      711,060
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (1,002,391)
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                 (291,331)
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  (315,395)
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2010  DEC. 31, 2009
                                                                   (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                    $   (24,064)   $   (50,635)
Net realized gain (loss) on investments                                711,060       (112,012)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                             (1,002,391)     2,820,116
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                          (315,395)     2,657,469
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class 1 shares                                                       113,965         41,379
  Class 2 shares                                                       473,668        760,536
Payments for redemptions
  Class 1 shares                                                      (285,089)      (506,596)
  Class 2 shares                                                      (298,097)    (1,009,101)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                           4,447       (713,782)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (310,948)     1,943,687
Net assets at beginning of period                                    7,722,902      5,779,215
---------------------------------------------------------------------------------------------
Net assets at end of period                                        $ 7,411,954    $ 7,722,902
---------------------------------------------------------------------------------------------
Accumulated net investment loss                                    $   (30,975)   $    (6,911)
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED DEC. 31,
                                                   SIX MONTHS ENDED      -------------------------------------------------------
CLASS 1                                              JUNE 30, 2010        2009         2008        2007        2006        2005
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $13.19            $8.87       $17.03      $14.62      $13.78      $12.25
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)            (.07)        (.10)       (.14)       (.05)       (.06)
Net gains (losses) (both realized and
 unrealized)                                              (.49)            4.39        (8.06)       2.55         .89        1.59
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.52)            4.32        (8.16)       2.41         .84        1.53
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.67           $13.19        $8.87      $17.03      $14.62      $13.78
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.94%)          48.70%      (47.92%)     16.48%       6.10%      12.49%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Total expenses                                           1.09%(b)         1.43%        1.32%       1.18%       1.05%       1.03%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.44%)(b)        (.63%)       (.71%)      (.83%)      (.33%)      (.50%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3               $3           $2          $5          $6          $8
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    61%             144%         240%        196%        203%        174%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED DEC. 31,
                                                   SIX MONTHS ENDED      -------------------------------------------------------
CLASS 2                                              JUNE 30, 2010        2009         2008        2007        2006        2005
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $12.90            $8.69       $16.74      $14.40      $13.61      $12.13
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.05)            (.09)        (.13)       (.18)       (.08)       (.09)
Net gains (losses) (both realized and
  unrealized)                                             (.47)            4.30        (7.92)       2.52         .87        1.57
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.52)            4.21        (8.05)       2.34         .79        1.48
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.38           $12.90        $8.69      $16.74      $14.40      $13.61
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (4.03%)          48.45%      (48.09%)     16.25%       5.80%      12.20%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Total expenses                                           1.34%(b)         1.63%        1.57%       1.43%       1.30%       1.28%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.69%)(b)        (.85%)       (.96%)     (1.08%)      (.58%)      (.75%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5               $5           $3          $5          $5          $5
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    61%             144%         240%        196%        203%        174%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Seligman Capital Portfolio (the Fund) is a series of Seligman Portfolios, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 100 million authorized shares of capital stock. The Fund primarily invests in the common stock of medium sized U.S. companies.

The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity contracts and life insurance policies offered by various insurance companies.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal

--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

market in which such securities are normally traded. The procedures adopted by the Corporation's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized


--------------------------------------------------------------------------------
22  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal

--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. The management fee is an annual fee that is equal to 0.355% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended June 30, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $3.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
24  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TRANSFER AGENCY FEES
The Fund has a Transfer Agency and Servicing agreement with Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent). The Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays the Distributor a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class 1..............................................  0.99%
Class 2..............................................  1.24


For the six months ended June 30, 2010, the waiver was not invoked since the Fund's expenses were below the cap amount.

* In addition to the fees and expenses which each Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,478,938 and $4,721,714, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JUNE 30, 2010   DEC. 31, 2009
----------------------------------------------------------------------
CLASS 1
Sold                                          8,191           3,383
Redeemed                                    (21,250)        (49,615)
----------------------------------------------------------------------
Net increase (decrease)                     (13,059)        (46,232)
----------------------------------------------------------------------
CLASS 2
Sold                                         35,255          74,072
Redeemed                                    (22,019)        (93,782)
----------------------------------------------------------------------
Net increase (decrease)                      13,236         (19,710)
----------------------------------------------------------------------


6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $1,984,172 were on loan, secured by cash collateral of $2,062,626 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.


--------------------------------------------------------------------------------
26  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $1,174 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $2,264,341 and $2,044,807, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of passive foreign investment company (PFIC) holdings, investments in partnerships, post-October losses and losses deferred due to wash sales.

For federal income tax purposes, the Fund had a capital loss carry-over of $9,244,901 at Dec. 31, 2009, that if not offset by capital gains will expire as follows:

   2010          2016          2017
$6,090,929    $1,961,725    $1,192,247


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2009, the Fund had a post-October loss of $43,563 that is treated for income tax purposes as occurring on Jan. 1, 2010.


--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of Seligman Capital Portfolio has approved in principle the proposed merger of the Fund into Columbia Mid Cap Growth Fund, Variable Series. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned

--------------------------------------------------------------------------------
28  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
30  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  31

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations. The Board also reviewed a

--------------------------------------------------------------------------------
32  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


detailed report illustrating the performance and track record of the new portfolio manager expected to assume responsibilities for the Fund upon the close of the Columbia Transaction.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the

--------------------------------------------------------------------------------
                        SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT  33

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board observed that the Fund has yet to achieve any appreciable scale to benefit from reduced fees.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com*; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com*; or searching the website of the SEC at www.sec.gov.

* Information will be available at seligman.com through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
34  SELIGMAN CAPITAL PORTFOLIO -- 2010 SEMIANNUAL REPORT

SELIGMAN CAPITAL PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are distributed by
                           Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA, and managed by Columbia Management Investment Advisers, LLC
                           (formerly known as RiverSource Investments, Inc.). Seligman is an offering brand of Columbia Management Investment
                           Advisers, LLC.
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                   SL-9950 C (8/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN COMMON STOCK PORTFOLIO

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

SELIGMAN COMMON STOCK PORTFOLIO SEEKS TOTAL RETURN THROUGH A COMBINATION OF CAPITAL APPRECIATION AND CURRENT INCOME.

Seligman Common Stock Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in Net
  Assets...........................   17

Financial Highlights...............   18

Notes to Financial Statements......   19

Approval of Investment Management
  Services Agreement...............   31

Proxy Voting.......................   34




--------------------------------------------------------------------------------
2  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Common Stock Portfolio (the Fund) shares decreased 6.49% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the Standard & Poor's 500 Index (S&P 500
  Index), which fell 6.65% during the six-month period.

> The Fund also outperformed its peer group, as represented by the Lipper Large-
  Cap Core Funds Index, which declined 7.65% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                               6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------
Seligman Common Stock
  Portfolio                      -6.49%   +13.99%  -17.24%   -5.84%   -5.08%
-----------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)     -6.65%   +14.43%   -9.81%   -0.79%   -1.59%
-----------------------------------------------------------------------------
Lipper Large-Cap Core Funds
  Index(2) (unmanaged)           -7.65%   +12.33%   -9.56%   -0.78%   -2.17%
-----------------------------------------------------------------------------
Lipper Large-Cap Core Funds
  Average(3) (unmanaged)         -7.86%   +12.11%  -10.01%   -1.11%   -1.21%
-----------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The performance of the indices does not reflect the effect of expenses (excluding Lipper). It is not possible to invest directly in an index or average.

(1) The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


(2) The Lipper Large-Cap Core Funds Index (the Lipper Index) includes the 30 largest large-cap core funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper Large-Cap Core Funds Average (the Lipper Average) is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P 500 Index. The Lipper Average's returns include net reinvested dividends.*

    * On Jan. 1, 2010, the Lipper Index replaced the Lipper Average as one of the Fund's benchmarks. The Lipper Index includes a select peer group from the Lipper Average. This change was made to bring the selection of the Seligman Funds' benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included. Investors cannot invest directly in an average or index.


--------------------------------------------------------------------------------
4  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      9.1%
------------------------------------------------
Consumer Staples                           10.9%
------------------------------------------------
Energy                                     11.5%
------------------------------------------------
Financials                                 17.0%
------------------------------------------------
Health Care                                13.0%
------------------------------------------------
Industrials                                10.2%
------------------------------------------------
Information Technology                     18.2%
------------------------------------------------
Materials                                   2.7%
------------------------------------------------
Telecommunication Services                  4.1%
------------------------------------------------
Utilities                                   2.7%
------------------------------------------------
Other(2)                                    0.6%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.
    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Apple, Inc.                                 4.9%
------------------------------------------------
Chevron Corp.                               3.9%
------------------------------------------------
Bank of America Corp.                       3.8%
------------------------------------------------
ConocoPhillips                              3.3%
------------------------------------------------
Microsoft Corp.                             3.3%
------------------------------------------------
IBM Corp.                                   3.3%
------------------------------------------------
AT&T, Inc.                                  2.5%
------------------------------------------------
General Electric Co.                        2.4%
------------------------------------------------
Pfizer, Inc.                                2.2%
------------------------------------------------
Merck & Co., Inc.                           2.2%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund or by participating in a qualified pension or retirement plan. Your purchase price will be the next NAV calculated after your request is received by the Fund, an authorized insurance company or qualified pension or retirement plan.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts, life insurance policies and/or pension or retirement plans. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for the class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical

--------------------------------------------------------------------------------
6  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  935.10        $5.52(c)       1.15%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.09        $5.76(c)       1.15%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of -6.49% for the six months ended June 30, 2010.
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.91%. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2010. Had this change been in place the entire six month period ended June 30, 2010, the actual expenses paid would have been $4.37 and the hypothetical expenses paid would have been $4.56.


--------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------


JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.8%)
General Dynamics Corp.                                    248                 $14,523
Lockheed Martin Corp.                                     158(f)               11,771
Northrop Grumman Corp.                                     65(f)                3,539
Raytheon Co.                                              803                  38,857
United Technologies Corp.                                 328                  21,290
                                                                      ---------------
Total                                                                          89,980
-------------------------------------------------------------------------------------

BEVERAGES (3.0%)
PepsiCo, Inc.                                             334                  20,357
The Coca-Cola Co.                                       1,026                  51,423
                                                                      ---------------
Total                                                                          71,780
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.7%)
Franklin Resources, Inc.                                  105(f)                9,050
The Goldman Sachs Group, Inc.                             240                  31,505
                                                                      ---------------
Total                                                                          40,555
-------------------------------------------------------------------------------------

CHEMICALS (0.3%)
The Dow Chemical Co.                                      296                   7,021
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.3%)
Fifth Third Bancorp                                     1,095                  13,458
PNC Financial Services Group, Inc.                        587                  33,166
SunTrust Banks, Inc.                                      251(f)                5,848
Wells Fargo & Co.                                          42                   1,075
                                                                      ---------------
Total                                                                          53,547
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Pitney Bowes, Inc.                                        500(f)               10,980
RR Donnelley & Sons Co.                                   309                   5,058
                                                                      ---------------
Total                                                                          16,038
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.9%)
Cisco Systems, Inc.                                       583(b)               12,424
Motorola, Inc.                                          1,212(b)                7,902
                                                                      ---------------
Total                                                                          20,326
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (7.9%)
Apple, Inc.                                               464(b)              116,710
Dell, Inc.                                              1,318(b,f)             15,895
NetApp, Inc.                                              411(b,f)             15,334
Teradata Corp.                                          1,200(b)               36,576
Western Digital Corp.                                      63(b)                1,900
                                                                      ---------------
Total                                                                         186,415
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.5%)
American Express Co.                                      535                  21,240
Capital One Financial Corp.                               113(f)                4,554
Discover Financial Services                               691                   9,660
                                                                      ---------------
Total                                                                          35,454
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.8%)
Bank of America Corp.                                   6,287                  90,344
Citigroup, Inc.                                         6,004(b)               22,575
                                                                      ---------------
Total                                                                         112,919
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
AT&T, Inc.                                              2,450                  59,266
Verizon Communications, Inc.                            1,314                  36,818
                                                                      ---------------
Total                                                                          96,084
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.7%)
Entergy Corp.                                             180                  12,892
Exelon Corp.                                              166                   6,303
FirstEnergy Corp.                                         160(f)                5,637
Pinnacle West Capital Corp.                             1,080                  39,268
                                                                      ---------------
Total                                                                          64,100
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
Agilent Technologies, Inc.                                398(b)               11,315
Corning, Inc.                                             545                   8,802
Tyco Electronics Ltd.                                     127(c)                3,223
                                                                      ---------------
Total                                                                          23,340
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ENERGY EQUIPMENT & SERVICES (0.4%)
Ensco PLC, ADR                                            113(c,f)             $4,439
Nabors Industries Ltd.                                    124(b,c,f)            2,185
National Oilwell Varco, Inc.                              104(f)                3,439
                                                                      ---------------
Total                                                                          10,063
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.0%)
Walgreen Co.                                              251                   6,702
Wal-Mart Stores, Inc.                                     825                  39,657
                                                                      ---------------
Total                                                                          46,359
-------------------------------------------------------------------------------------

FOOD PRODUCTS (3.3%)
Campbell Soup Co.                                          50(f)                1,792
General Mills, Inc.                                       254                   9,022
Hormel Foods Corp.                                        730(f)               29,550
The Hershey Co.                                           810(f)               38,823
                                                                      ---------------
Total                                                                          79,187
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Becton Dickinson and Co.                                   54(f)                3,651
CareFusion Corp.                                           88(b)                1,998
Intuitive Surgical, Inc.                                   43(b,f)             13,572
Medtronic, Inc.                                           238                   8,632
Stryker Corp.                                              68(f)                3,404
                                                                      ---------------
Total                                                                          31,257
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.8%)
Aetna, Inc.                                               110                   2,902
Cardinal Health, Inc.                                      95                   3,193
CIGNA Corp.                                               491                  15,250
McKesson Corp.                                            122                   8,194
UnitedHealth Group, Inc.                                1,596                  45,327
WellPoint, Inc.                                           322(b)               15,755
                                                                      ---------------
Total                                                                          90,621
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
McDonald's Corp.                                          525                  34,582
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Stanley Black & Decker, Inc.                              122                   6,164
Whirlpool Corp.                                            15                   1,317
                                                                      ---------------
Total                                                                           7,481
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.2%)
3M Co.                                                    231                  18,247
General Electric Co.                                    4,007                  57,781
                                                                      ---------------
Total                                                                          76,028
-------------------------------------------------------------------------------------

INSURANCE (6.3%)
Aflac, Inc.                                               362                  15,447
Chubb Corp.                                               307                  15,353
Hartford Financial Services Group, Inc.                   662                  14,650
Principal Financial Group, Inc.                           476(f)               11,157
The Allstate Corp.                                      1,474                  42,349
The Progressive Corp.                                     845                  15,818
The Travelers Companies, Inc.                             573                  28,220
Torchmark Corp.                                           134(f)                6,634
                                                                      ---------------
Total                                                                         149,628
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
priceline.com, Inc.                                        68(b,f)             12,005
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.1%)
eBay, Inc.                                                172(b)                3,373
-------------------------------------------------------------------------------------

IT SERVICES (4.6%)
Automatic Data Processing, Inc.                           149                   5,999
Cognizant Technology Solutions Corp., Class A             511(b)               25,581
IBM Corp.                                                 623                  76,927
                                                                      ---------------
Total                                                                         108,507
-------------------------------------------------------------------------------------

MACHINERY (0.3%)
Illinois Tool Works, Inc.                                  93(f)                3,839
Ingersoll-Rand PLC                                         69(c,f)              2,380
                                                                      ---------------
Total                                                                           6,219
-------------------------------------------------------------------------------------

MEDIA (2.5%)
CBS Corp., Class B                                        921                  11,909
News Corp., Class A                                     1,544                  18,466
The Walt Disney Co.                                       922                  29,043
                                                                      ---------------
Total                                                                          59,418
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (1.8%)
Alcoa, Inc.                                               256(f)               $2,575
Freeport-McMoRan Copper & Gold, Inc.                      538                  31,813
United States Steel Corp.                                 226(f)                8,712
                                                                      ---------------
Total                                                                          43,100
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.9%)
Family Dollar Stores, Inc.                                960                  36,182
Macy's, Inc.                                              104                   1,862
Nordstrom, Inc.                                           206                   6,631
                                                                      ---------------
Total                                                                          44,675
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.0%)
Chevron Corp.                                           1,352                  91,746
ConocoPhillips                                          1,582                  77,660
Exxon Mobil Corp.                                         666                  38,009
Hess Corp.                                                 74                   3,725
Marathon Oil Corp.                                        179                   5,565
Murphy Oil Corp.                                          181                   8,969
Occidental Petroleum Corp.                                216                  16,664
Valero Energy Corp.                                     1,128                  20,281
                                                                      ---------------
Total                                                                         262,619
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
International Paper Co.                                   598(f)               13,533
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.8%)
Abbott Laboratories                                       671                  31,389
Forest Laboratories, Inc.                                 352(b)                9,655
Johnson & Johnson                                         693                  40,929
Merck & Co., Inc.                                       1,503                  52,560
Pfizer, Inc.                                            3,691                  52,634
                                                                      ---------------
Total                                                                         187,167
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.5%)
Dun & Bradstreet Corp.                                    530                  35,574
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Simon Property Group, Inc.                                138                  11,144
-------------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
CSX Corp.                                                 102                   5,062
Norfolk Southern Corp.                                    223                  11,830
                                                                      ---------------
Total                                                                          16,892
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Micron Technology, Inc.                                   904(b,f)              7,675
-------------------------------------------------------------------------------------

SOFTWARE (3.5%)
Intuit, Inc.                                               80(b)                2,782
Microsoft Corp.                                         3,360                  77,314
Salesforce.com, Inc.                                       20(b,f)              1,716
                                                                      ---------------
Total                                                                          81,812
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.1%)
Best Buy Co., Inc.                                        290(f)                9,819
GameStop Corp., Class A                                 1,020(b,f)             19,166
Home Depot, Inc.                                          431                  12,098
Ltd. Brands, Inc.                                         365                   8,056
                                                                      ---------------
Total                                                                          49,139
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Nike, Inc., Class B                                       137(f)                9,254
-------------------------------------------------------------------------------------

TOBACCO (2.5%)
Altria Group, Inc.                                      1,030                  20,641
Lorillard, Inc.                                           550                  39,589
                                                                      ---------------
Total                                                                          60,230
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,389,524)                                                         $2,355,101
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.276%                                      13,360(d)             $13,360
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $13,360)                                                               $13,360
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (11.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(e)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $265,723                            0.030%           $265,723               $265,723
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $265,723)                                                             $265,723
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,668,607)(g)                                                      $2,634,184
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 0.52% of net assets.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.


--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                               VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                     $47,422
Government National Mortgage Association            223,615
-----------------------------------------------------------
Total market value of collateral securities        $271,037
-----------------------------------------------------------


(f) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(g) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $2,669,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $147,000
     Unrealized depreciation                           (182,000)
     ----------------------------------------------------------
     Net unrealized depreciation                       $(35,000)
     ----------------------------------------------------------





--------------------------------------------------------------------------------
12  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                 FAIR VALUE AT JUNE 30, 2010
                              ----------------------------------------------------------------
                                    LEVEL 1            LEVEL 2
                                 QUOTED PRICES          OTHER          LEVEL 3
                                   IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                  MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                IDENTICAL ASSETS(b)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                    $2,355,101               $--          $--        $2,355,101
----------------------------------------------------------------------------------------------
Total Equity Securities             2,355,101                --           --         2,355,101
----------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                            13,360                --           --            13,360
  Investments of Cash
    Collateral Received
    for Securities on Loan                 --           265,723           --           265,723
----------------------------------------------------------------------------------------------
Total Other                            13,360           265,723           --           279,083
----------------------------------------------------------------------------------------------
Total                              $2,368,461          $265,723          $--        $2,634,184
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.



--------------------------------------------------------------------------------
14  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $2,389,524)                      $ 2,355,101
  Affiliated money market fund (identified cost $13,360)                       13,360
  Investments of cash collateral received for securities on loan
    (identified cost $265,723)                                                265,723
-------------------------------------------------------------------------------------
Total investments in securities (identified cost $2,668,607)                2,634,184
Dividends and accrued interest receivable                                       3,008
Receivable from Investment Manager                                              4,537
Other receivables                                                               9,462
-------------------------------------------------------------------------------------
Total assets                                                                2,651,191
-------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                                    51
Payable upon return of securities loaned                                      265,723
Accrued investment management services fees                                       811
Accrued transfer agency fees                                                      140
Accrued administrative services fees                                              137
Other accrued expenses                                                         15,406
-------------------------------------------------------------------------------------
Total liabilities                                                             282,268
-------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 2,368,923
-------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                          $       353
Additional paid-in capital                                                  5,795,183
Undistributed net investment income                                            25,526
Accumulated net realized gain (loss)                                       (3,417,716)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies          (34,423)
-------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 2,368,923
-------------------------------------------------------------------------------------
Shares outstanding                                                            353,318
-------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                    $      6.70
-------------------------------------------------------------------------------------
*Value of securities on loan                                              $   257,088
-------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                        26,873
Interest                                                         13,891
Income distributions from affiliated money market fund               39
Income from securities lending -- net                                68
-----------------------------------------------------------------------
Total income                                                     40,871
-----------------------------------------------------------------------
Expenses:
Investment management services fees                               4,728
Transfer agency fees                                                805
Administrative services fees                                        799
Compensation of board members                                        43
Custodian fees                                                    3,620
Printing and postage                                              6,501
Professional fees                                                 9,652
Other                                                             1,794
-----------------------------------------------------------------------
Total expenses                                                   27,942
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                              (12,661)
-----------------------------------------------------------------------
Total net expenses                                               15,281
-----------------------------------------------------------------------
Investment income (loss) -- net                                  25,590
-----------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                58,502
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                   (249,126)
-----------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (190,624)
-----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(165,034)
-----------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2010  DEC. 31, 2009
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $   25,590     $   28,967
Net realized gain (loss) on investments                                 58,502       (132,313)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                               (249,126)       571,126
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                          (165,034)       467,780
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                (28,202)      (100,000)
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                                     59,571         37,584
Reinvestment of distributions at net asset value                        28,202        100,000
Payments for redemptions                                              (274,886)      (403,209)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                        (187,113)      (265,625)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (380,349)       102,155
Net assets at beginning of period                                    2,749,272      2,647,117
---------------------------------------------------------------------------------------------
Net assets at end of period                                         $2,368,923     $2,749,272
---------------------------------------------------------------------------------------------
Undistributed net investment income                                 $   25,526     $   28,138
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED DEC. 31,
                                                   SIX MONTHS ENDED      -------------------------------------------------------
CLASS 1                                              JUNE 30, 2010        2009         2008        2007        2006        2005
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $7.25            $6.23       $12.19      $12.56      $10.87      $10.84
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07              .07          .24         .34         .14         .10
Net gains (losses) (both realized and
 unrealized)                                              (.54)            1.22        (5.73)       (.54)       1.70         .12
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.47)            1.29        (5.49)       (.20)       1.84         .22
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)            (.27)        (.47)       (.17)       (.15)       (.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.70            $7.25        $6.23      $12.19      $12.56      $10.87
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (6.49%)          20.72%      (45.07%)     (1.60%)     16.92%       2.03%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.10%(b)         2.09%        1.26%       1.12%        .90%        .86%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.15%(b)         1.33%        1.26%       1.12%        .90%        .86%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.92%(b)         1.16%        2.45%       2.64%       1.14%        .95%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $3           $3          $6          $8          $8
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    46%              77%         131%        117%         96%         70%
--------------------------------------------------------------------------------------------------------------------------------


(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Seligman Common Stock Portfolio (the Fund) is a series of Seligman Portfolios, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 100 million authorized shares of capital stock. The Fund usually invests in the common stock of larger U.S. companies (e.g., companies with market capitalizations over $3 billion at the time of investment); however, it may invest in companies of any size. The Fund may also invest in fixed-income securities and cash equivalents.

The Fund offers Class 1 shares as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Corporation's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily

--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61(st) day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortization cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.


--------------------------------------------------------------------------------
20  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At June 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at June 30, 2010 was $9,462 representing 0.40% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.


--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of

--------------------------------------------------------------------------------
22  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. For OTC option contracts, the transaction is also subject to counterparty credit risk. At June 30, 2010, and for the six months then ended, the Fund had no written or purchased options.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. The management

--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

fee is an annual fee that is equal to 0.355% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended June 30, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $1.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
The Fund has a Transfer Agency and Servicing agreement with Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent). The Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were 1.15% for Class 1.

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were $6 for Class 1. The management fees and other Fund level expenses waived/reimbursed were $12,655.


--------------------------------------------------------------------------------
24  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Under an agreement which was effective until April 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed 1.26% of Class 1 average daily net assets.

Effective May 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 0.91% of Class 1 average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,204,249 and $1,371,377, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JUNE 30, 2010   DEC. 31, 2009
----------------------------------------------------------------------
CLASS 1
Sold                                          7,910           5,553
Reinvested distributions                      4,160          13,661
Redeemed                                    (37,831)        (65,041)
----------------------------------------------------------------------
Net increase (decrease)                     (25,761)        (45,827)
----------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities.

--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $257,088 were on loan, secured by cash collateral of $265,723 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $68 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $209,293 and $246,027, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
26  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


9. LEHMAN BROTHERS HOLDINGS INC. EQUITY-LINKED NOTES

The Fund holds investments in two equity-linked notes (notes) for which Lehman Brothers Holdings Inc. (Lehman Brothers) is the counterparty. The notes (with an aggregate principal amount of $66,000) defaulted as of their respective maturity dates, Sept. 14, 2008 and Oct. 2, 2008. Lehman Brothers filed a Chapter 11 bankruptcy petition on Sept. 15, 2008, and as such, it is likely that the Fund will receive less than the maturity value of the notes, pending the outcome of the bankruptcy proceedings. Based on the bankruptcy proceedings, the Fund recorded receivables aggregating $6,386 based on the estimated amounts recoverable for the notes and recognized realized losses of $59,614. The estimates of the amounts recoverable for the notes are periodically adjusted by the Investment Manager based on the observable trading price of Lehman Brothers senior notes, which provide an indication of amounts recoverable through the bankruptcy proceedings. Any changes to the receivable balances resulting from such adjustments are recorded as a component of interest income in the Statement of Operations. At June 30, 2010, the value of the receivable balances were $9,462, which represented 0.40% of the Fund's net assets. The receivable balances for the notes are reported as other receivables in the Statement of Assets and Liabilities.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $3,443,755 at Dec. 31, 2009, that if not offset by capital gains will expire as follows:

  2010        2011        2016         2017
$519,960    $366,561    $632,912    $1,924,322


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise

--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2009, the Fund had a post-October loss of $17,330 that is treated for income tax purposes as occurring on Jan. 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board has approved the redemption of all outstanding shares and the liquidation of the Fund in accordance with the Fund's Articles of Incorporation. The redemption of all shares of the Fund took place on Aug. 13, 2010.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary

--------------------------------------------------------------------------------
28  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise

--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
30  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  31

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance reflected the interrelationship of market

--------------------------------------------------------------------------------
32  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


conditions with the particular investment strategies employed by the portfolio management team. Further, the Board noted measures taken to address the Fund's performance, including the anticipated change in portfolio managers for the Fund. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio manager expected to assume responsibilities for the Fund upon the close of the Columbia Transaction. Further, the Board noted that it has approved liquidation of the Fund.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment

--------------------------------------------------------------------------------
                   SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT  33

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board observed that the Fund has yet to achieve any appreciable scale to benefit from reduced fees.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com*; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com*; or searching the website of the SEC at www.sec.gov.

* Information will be available at seligman.com through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
34  SELIGMAN COMMON STOCK PORTFOLIO -- 2010 SEMIANNUAL REPORT

SELIGMAN COMMON STOCK PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are distributed by
                           Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA, and managed by Columbia Management Investment Advisers, LLC
                           (formerly known as RiverSource Investments, Inc.). Seligman is an offering brand of Columbia Management Investment
                           Advisers, LLC.
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                   SL-9966 C (8/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO SEEKS CAPITAL GAINS.

Seligman Communications and Information Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   13

Statement of Operations............   14

Statements of Changes in Net
  Assets...........................   15

Financial Highlights...............   16

Notes to Financial Statements......   18

Approval of Investment Management
  Services Agreement...............   30

Proxy Voting.......................   33




--------------------------------------------------------------------------------
2  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Communications and Information Portfolio (the Fund) Class 1 shares decreased 8.58% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the S&P North American Technology Sector
  Index, which fell 10.39%.

> The Fund underperformed its peer group, as represented by the Lipper Science &
  Technology Funds Index, which declined 7.52% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Seligman Communications
  and Information
  Portfolio Class 1          -8.58%   +14.63%   -0.84%   +8.01%   -0.68%
-------------------------------------------------------------------------
  Class 2                    -8.65%   +14.35%   -1.08%   +7.75%   -0.94%
-------------------------------------------------------------------------
S&P North American
  Technology Sector
  Index(1) (unmanaged)      -10.39%   +15.84%   -4.26%   +3.06%   -8.11%
-------------------------------------------------------------------------
Lipper Science &
  Technology Funds
  Index(2) (unmanaged)       -7.52%   +17.25%   -4.76%   +2.50%   -8.45%
-------------------------------------------------------------------------
Lipper Science &
  Technology Funds
  Average(3) (unmanaged)     -7.95%   +17.88%   -5.50%   +2.21%   -8.42%
-------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown for Class 1 and Class 2 shares vary from each other because of differences in expenses but do not reflect expenses that apply to the variable account, annuity contract or life insurance policy, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or

--------------------------------------------------------------------------------
  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The performance of the indices does not reflect the effect of expenses (excluding Lipper). It is not possible to invest directly in an index or average.

(1) The Standard & Poor's North American Technology Sector Index (S&P NATS Index) is composed of equity benchmarks of US technology-related stocks. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Science & Technology Funds Index (the Lipper Index) includes the 30 largest science and technology funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper Science & Technology Funds Average (the Lipper Average) is an average of funds that invest at least 65% of their equity portfolios in science and technology stocks. The Lipper Average's returns include net reinvested dividends.*

    * On Jan. 1, 2010, the Lipper Index replaced the Lipper Average as one of the Fund's benchmarks. The Lipper Index includes a select peer group from the Lipper Average. This change was made to bring the selection of the Seligman Funds' benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included. Investors cannot invest directly in an average or index.

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      0.4%
------------------------------------------------
Health Care                                 5.2%
------------------------------------------------
Industrials                                 2.4%
------------------------------------------------
Information Technology                     84.1%
------------------------------------------------
Other(2)                                    7.9%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
4  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Synopsys, Inc.                              6.7%
------------------------------------------------
Apple, Inc.                                 6.6%
------------------------------------------------
BMC Software, Inc.                          5.5%
------------------------------------------------
Check Point Software Technologies Ltd.      5.3%
------------------------------------------------
Symantec Corp.                              5.0%
------------------------------------------------
Amdocs Ltd.                                 4.9%
------------------------------------------------
Microsoft Corp.                             4.8%
------------------------------------------------
Parametric Technology Corp.                 4.1%
------------------------------------------------
Cisco Systems, Inc.                         3.7%
------------------------------------------------
Google, Inc., Class A                       3.5%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuations, government regulation, and limited liquidity as compared to other investments. In addition, investments in one economic sector, such as technology, may result in greater price fluctuations than owning a portfolio of diversified investments. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund or by participating in a qualified pension or retirement plan. Your purchase price will be the next NAV calculated after your request is received by the Fund, an authorized insurance company or qualified pension or retirement plan.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts, life insurance policies and/or pension or retirement plans. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical

--------------------------------------------------------------------------------
6  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract or expenses associated with an investment through a qualified pension or retirement plan. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount, the contract or the plan were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  914.20        $4.75(c)       1.00%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.84        $5.01(c)       1.00%
------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  913.50        $5.93(c)       1.25%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.60        $6.26(c)       1.25%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: -8.58% for Class 1 and -8.65% for Class 2.
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.99% for Class 1 and 1.24% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2010. Had this change been in place for the entire six month period ended June 30, 2010, the actual expenses paid would have been $4.70 for Class 1 and $5.88 for Class 2; the hypothetical expenses paid would have been $4.96 for Class 1 and $6.21 for Class 2.


--------------------------------------------------------------------------------
  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (91.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.0%)
General Dynamics Corp.                                  17,600             $1,030,656
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.7%)
Gilead Sciences, Inc.                                   10,400(b)             356,512
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (6.0%)
Cisco Systems, Inc.                                     84,000(b)           1,790,040
Nortel Networks Corp.                                       16(b,c)                 1
QUALCOMM, Inc.                                          42,000              1,379,280
                                                                      ---------------
Total                                                                       3,169,321
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (12.3%)
Apple, Inc.                                             12,600(b)           3,169,278
Electronics for Imaging, Inc.                           66,200(b,d)           645,450
EMC Corp.                                               38,900(b)             711,870
Hewlett-Packard Co.                                     35,200              1,523,456
NetApp, Inc.                                            11,967(b,d)           446,489
                                                                      ---------------
Total                                                                       6,496,543
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Sensata Technologies Holding NV                         13,035(b,c)           208,430
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Avnet, Inc.                                             17,800(b)             429,158
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Boston Scientific Corp.                                 49,800(b,d)           288,840
St. Jude Medical, Inc.                                  24,100(b)             869,769
                                                                      ---------------
Total                                                                       1,158,609
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (6.7%)
Google, Inc., Class A                                    3,800(b)           1,690,810
Open Text Corp.                                         38,171(b,c)         1,432,939
VeriSign, Inc.                                          16,300(b,d)           432,765
                                                                      ---------------
Total                                                                       3,556,514
-------------------------------------------------------------------------------------

IT SERVICES (7.8%)
Amdocs Ltd.                                             88,500(b,c)         2,376,225
Cognizant Technology Solutions Corp., Class A            2,400(b)             120,144
IBM Corp.                                                9,100              1,123,668
Lender Processing Services, Inc.                        10,500                328,755
Rolta India Ltd.                                        41,800(c)             149,581
                                                                      ---------------
Total                                                                       4,098,373
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Life Technologies Corp.                                 12,262(b,d)           579,380
-------------------------------------------------------------------------------------

MEDIA (0.4%)
Virgin Media, Inc.                                      12,000(d)             200,280
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.1%)
Xerox Corp.                                             73,100                587,724
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
Abbott Laboratories                                     14,100                659,598
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (11.5%)
Amkor Technology, Inc.                                  82,427(b,d)           454,173
Analog Devices, Inc.                                    30,290                843,879
ASML Holding NV                                         13,000(c,d)           357,110
Avago Technologies Ltd.                                  3,500(b,c,d)          73,710
KLA-Tencor Corp.                                        26,600                741,608
Lam Research Corp.                                       6,700(b)             255,002
Marvell Technology Group Ltd.                           47,959(b,c)           755,834
Micron Technology, Inc.                                 29,300(b,d)           248,757
National Semiconductor Corp.                            48,330                650,522
Novellus Systems, Inc.                                  55,000(b,d)         1,394,800
ON Semiconductor Corp.                                  18,200(b)             116,116
STMicroelectronics NV                                   22,100(c,d)           174,811
                                                                      ---------------
Total                                                                       6,066,322
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SOFTWARE (37.3%)
Activision Blizzard, Inc.                               50,200               $526,598
Adobe Systems, Inc.                                     21,400(b)             565,602
Aspen Technology, Inc.                                  35,000(b,d)           381,150
BMC Software, Inc.                                      76,200(b)           2,638,806
BroadSoft, Inc.                                          4,930(b)              42,152
Check Point Software Technologies Ltd.                  86,965(b,c)         2,563,728
JDA Software Group, Inc.                                10,200(b)             224,196
Mentor Graphics Corp.                                  100,194(b,d)           886,717
Micro Focus International PLC                           15,400(c)              96,734
Microsoft Corp.                                        100,300              2,307,903
Nuance Communications, Inc.                            104,000(b,d)         1,554,800
Oracle Corp.                                            12,500                268,250
Parametric Technology Corp.                            127,900(b,d)         2,004,193
Symantec Corp.                                         173,823(b)           2,412,663
Synopsys, Inc.                                         156,000(b)           3,255,719
                                                                      ---------------
Total                                                                      19,729,211
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $51,034,142)                                                       $48,326,631
-------------------------------------------------------------------------------------



MONEY MARKET FUND (7.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             4,122,407(f)          $4,122,407
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,122,407)                                                         $4,122,407
-------------------------------------------------------------------------------------




INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (14.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(E)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $7,517,981                          0.030%          $7,517,975            $7,517,975
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $7,517,975)                                                         $7,517,975
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $62,674,524)(g)                                                    $59,967,013
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 15.52% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.


--------------------------------------------------------------------------------
  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $1,341,683
Government National Mortgage Association          6,326,652
-----------------------------------------------------------
Total market value of collateral securities      $7,668,335
-----------------------------------------------------------


(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(g) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $62,675,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $3,085,000
     Unrealized depreciation                          (5,793,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(2,708,000)
     -----------------------------------------------------------






--------------------------------------------------------------------------------
10  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                FAIR VALUE AT JUNE 30, 2010
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                IDENTICAL ASSETS     INPUTS(B)        INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    IT Services                   $3,948,792         $149,581         $--         $4,098,373
    Software                      19,632,477           96,734          --         19,729,211
    All Other Industries          24,499,047               --          --         24,499,047
--------------------------------------------------------------------------------------------
Total Equity Securities           48,080,316          246,315          --         48,326,631
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                        4,122,407               --          --          4,122,407
  Investments of Cash
    Collateral Received
    for Securities on Loan                --        7,517,975          --          7,517,975
--------------------------------------------------------------------------------------------
Total Other                        4,122,407        7,517,975          --         11,640,382
--------------------------------------------------------------------------------------------
Total                            $52,202,723       $7,764,290         $--        $59,967,013
--------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
12  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $51,034,142)                     $ 48,326,631
  Affiliated money market fund (identified cost $4,122,407)                  4,122,407
  Investments of cash collateral received for securities on loan
    (identified cost $7,517,975)                                             7,517,975
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $62,674,524)               59,967,013
Capital shares receivable                                                       14,652
Dividends and accrued interest receivable                                       18,623
Receivable for investment securities sold                                      415,756
--------------------------------------------------------------------------------------
Total assets                                                                60,416,044
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                          11,972
Payable for investment securities purchased                                     53,635
Payable upon return of securities loaned                                     7,517,975
Accrued investment management services fees                                     35,328
Accrued distribution fees                                                        7,094
Accrued transfer agency fees                                                     3,078
Accrued administrative services fees                                             3,006
Other accrued expenses                                                          28,988
--------------------------------------------------------------------------------------
Total liabilities                                                            7,661,076
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 52,754,968
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                          $      2,922
Additional paid-in capital                                                  68,655,330
Accumulated net investment loss                                               (130,552)
Accumulated net realized gain (loss)                                       (13,065,221)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies        (2,707,511)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 52,754,968
--------------------------------------------------------------------------------------
*Value of securities on loan                                              $  7,151,254
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                  NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class 1          $22,577,519            1,231,402                      $18.33
Class 2          $30,177,449            1,690,347                      $17.85
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  13

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                              164,577
Interest                                                                21,450
Income distributions from affiliated money market fund                   3,865
Income from securities lending -- net                                    2,167
Foreign taxes withheld                                                    (120)
------------------------------------------------------------------------------
Total income                                                           191,939
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    198,805
Distributions fees -- Class 2                                           38,703
Transfer agency fees
  Class 1                                                                7,686
  Class 2                                                                9,359
Administrative services fees                                            16,919
Compensation of board members                                              911
Custodian fees                                                           8,930
Printing and postage                                                    11,638
Professional fees                                                       19,152
Other                                                                    9,275
------------------------------------------------------------------------------
Total expenses                                                         321,378
------------------------------------------------------------------------------
Investment income (loss) -- net                                       (129,439)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              3,032,586
  Foreign currency transactions                                         (1,243)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              3,031,343
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (7,897,155)
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (4,865,812)
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(4,995,251)
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2010  DEC. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                         $  (129,439)   $  (327,654)
Net realized gain (loss) on investments                                   3,031,343      1,244,730
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     (7,897,155)    18,625,606
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (4,995,251)    19,542,682
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class 1 shares                                                            120,649        292,196
  Class 2 shares                                                          8,669,624     17,154,202
Payments for redemptions
  Class 1 shares                                                         (2,095,472)    (4,542,598)
  Class 2 shares                                                         (5,021,635)    (6,445,241)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         1,673,166      6,458,559
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (3,322,085)    26,001,241
Net assets at beginning of period                                        56,077,053     30,075,812
--------------------------------------------------------------------------------------------------
Net assets at end of period                                             $52,754,968    $56,077,053
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                         $  (130,552)   $    (1,113)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED DEC. 31,
                                                   SIX MONTHS ENDED      -------------------------------------------------------
CLASS 1                                              JUNE 30, 2010        2009         2008        2007        2006        2005
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $20.05           $12.54       $19.66      $17.04      $13.93      $12.92
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)            (.11)        (.13)       (.11)       (.08)       (.10)
Net gains (losses) (both realized and
 unrealized)                                             (1.69)            7.62        (6.99)       2.73        3.19        1.11
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (1.72)            7.51        (7.12)       2.62        3.11        1.01
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $18.33           $20.05       $12.54      $19.66      $17.04      $13.93
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (8.58%)          59.89%      (36.22%)     15.37%      22.33%       7.82%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.00%(b)         1.10%        1.15%       1.10%       1.05%       1.10%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.33%)(b)        (.68%)       (.78%)      (.59%)      (.54%)      (.77%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $23              $27          $20         $38         $42         $47
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    58%             147%         129%        199%        181%        133%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
16  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DEC. 31,
                                                   SIX MONTHS ENDED      -------------------------------------------------------
CLASS 2                                              JUNE 30, 2010        2009         2008        2007        2006        2005
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $19.54           $12.26       $19.27      $16.74      $13.72      $12.76
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.05)            (.14)        (.17)       (.15)       (.12)       (.13)
Net gains (losses) (both realized and
 unrealized)                                             (1.64)            7.42        (6.84)       2.68        3.14        1.09
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (1.69)            7.28        (7.01)       2.53        3.02         .96
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $17.85           $19.54       $12.26      $19.27      $16.74      $13.72
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (8.65%)          59.38%      (36.38%)     15.11%      22.01%       7.52%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.25%(b)         1.31%        1.40%       1.35%       1.30%       1.35%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.56%)(b)        (.87%)      (1.03%)      (.84%)      (.79%)     (1.02%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $30              $29          $10         $19         $16         $12
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    58%             147%         129%        199%        181%        133%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Seligman Communications and Information Portfolio (the Fund) is a series of Seligman Portfolios, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 150 million authorized shares of capital stock. The Fund invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

The Fund offers Class 1 and Class 2 shares.

- Class 1 shares are provided as an investment medium for variable annuity contracts and life insurance policies offered by various insurance companies.

- Class 2 shares are provided as an investment medium for variable annuity contracts and life insurance policies offered by various insurance companies and qualified pension or retirement plans.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. Shares are also offered through certain qualified pension or retirement plans. You invest by purchasing a variable annuity contract or life insurance policy or through a qualified pension or retirement plan and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter

--------------------------------------------------------------------------------
18  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Corporation's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the

--------------------------------------------------------------------------------
 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.


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20  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

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DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or

--------------------------------------------------------------------------------
 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At June 30, 2010, the Fund had no outstanding forward foreign currency contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2010


  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                          $(2,198)
----------------------------------------------------------------------



    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                         RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                            $--
----------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount of forward foreign currency contracts opened, and subsequently closed, was $58,700 for the six months ended June 30, 2010.


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22  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to 0.705% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended June 30, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $21.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
The Fund has a Transfer Agency and Servicing agreement with Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent). The Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.


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 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class 1..............................................  0.99%
Class 2..............................................  1.24


For the six months ended June 30, 2010, the waiver was not invoked since the Fund's expenses were below the cap amount.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $30,642,171 and $30,335,463, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JUNE 30, 2010   DEC. 31, 2009
----------------------------------------------------------------------
CLASS 1
Sold                                          6,099           17,383
Redeemed                                   (104,281)        (281,750)
----------------------------------------------------------------------
Net increase (decrease)                     (98,182)        (264,367)
----------------------------------------------------------------------

CLASS 2
Sold                                        442,826        1,096,161
Redeemed                                   (257,961)        (413,492)
----------------------------------------------------------------------
Net increase (decrease)                     184,865          682,669
----------------------------------------------------------------------




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24  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $7,151,254 were on loan, secured by cash collateral of $7,517,975 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $2,167 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of

--------------------------------------------------------------------------------
 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


RiverSource Short-Term Cash Fund aggregated $16,666,974 and $16,057,376, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


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26  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


For federal income tax purposes, the Fund had a capital loss carry-over of $15,686,110 at Dec. 31, 2009, that if not offset by capital gains will expire as follows:

   2010          2011          2016         2017
$7,829,524    $5,578,202    $2,165,560    $112,824


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

CONCENTRATION RISK
The Fund concentrates its investments in companies in the communications, information and related industries. The market prices of these stocks tend to exhibit a greater degree of market risk. Therefore, the Fund's net asset value may fluctuate more than a fund that invests in a wider range of industries.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of Seligman Communications and Information Portfolio has approved in principle the proposed merger of the Fund into Seligman Global Technology Portfolio. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies


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 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in

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28  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  29

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's proposed revised expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

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30  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


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 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  31

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer

--------------------------------------------------------------------------------
32  SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board observed that the Fund has yet to achieve any appreciable scale to benefit from reduced fees.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com*; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com*; or searching the website of the SEC at www.sec.gov.

* Information will be available at seligman.com through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
 SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2010 SEMIANNUAL REPORT  33

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are distributed by
                           Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA, and managed by Columbia Management Investment Advisers, LLC
                           (formerly known as RiverSource Investments, Inc.). Seligman is an offering brand of Columbia Management Investment
                           Advisers, LLC.
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                   SL-9951 C (8/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

Seligman Global Technology Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in Net
  Assets...........................   17

Financial Highlights...............   18

Notes to Financial Statements......   20

Approval of Investment Management
  Services Agreement...............   33

Proxy Voting.......................   36




--------------------------------------------------------------------------------
2  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Global Technology Portfolio (the Fund) Class 1 shares decreased 7.98% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the Morgan Stanley Capital International
  (MSCI) World IT Index, which fell 9.79% during the same period.

> The broad global equity market, represented by the MSCI World Index, lost
  9.56% for the same time frame.

> The Fund underperformed its peer group, as represented by the Lipper Global
  Science & Technology Funds Index, which declined 5.83% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                               6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------
Seligman Global Technology
  Portfolio Class 1              -7.98%   +18.32%   -2.35%   +6.61%   -3.31%
-----------------------------------------------------------------------------
  Class 2                        -8.22%   +17.93%   -2.60%   +6.39%   -3.48%
-----------------------------------------------------------------------------
MSCI World IT Index(1)
  (unmanaged)                    -9.79%   +13.25%   -6.55%   +1.75%   -8.81%
-----------------------------------------------------------------------------
MSCI World Index(2)
  (unmanaged)                    -9.56%   +10.77%  -10.94%   +0.61%   -0.53%
-----------------------------------------------------------------------------
Lipper Global Science &
  Technology Funds Index(3)
  (unmanaged)                    -5.83%   +22.41%   -3.22%   +4.23%      N/A
-----------------------------------------------------------------------------
Lipper Global Science &
  Technology Funds Average(4)
  (unmanaged)                    -6.95%   +20.30%   -4.56%   +3.78%   -8.86%
-----------------------------------------------------------------------------


  * Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown for Class 1 and Class 2 shares vary from each other because of differences in expenses but do not reflect expenses that apply to the variable account, annuity contract or life insurance policy, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance

--------------------------------------------------------------------------------
               SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The performance of the indices does not reflect the effect of expenses (excluding Lipper). It is not possible to invest directly in an index or average.

(1) The MSCI World IT Index is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity markets. The index reflects reinvestment of all distributions and changes in market prices.
(2) The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed equity performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Global Science & Technology Funds Index (the Lipper Index) includes the 10 largest global science and technology funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(4) The Lipper Global Science & Technology Funds Average (the Lipper Average) is an average of funds that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. The Lipper Average's returns include net reinvested dividends.*

    * On Jan. 1, 2010, the Lipper Index replaced the Lipper Average as one of the Fund's benchmarks. The Lipper Index includes a select peer group from the Lipper Average. This change was made to bring the selection of the Seligman Funds' benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included. Investors cannot invest directly in an average or index.

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      1.2%
------------------------------------------------
Health Care                                 0.6%
------------------------------------------------
Industrials                                 1.8%
------------------------------------------------
Information Technology                     91.5%
------------------------------------------------
Other(2)                                    4.9%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's a division of the The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
4  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Apple, Inc.                                 6.1%
------------------------------------------------
Synopsys, Inc.                              5.2%
------------------------------------------------
Check Point Software Technologies Ltd.      5.1%
------------------------------------------------
Amdocs Ltd.                                 5.1%
------------------------------------------------
Parametric Technology Corp.                 3.9%
------------------------------------------------
Symantec Corp.                              3.8%
------------------------------------------------
Microsoft Corp.                             3.7%
------------------------------------------------
BMC Software, Inc                           3.4%
------------------------------------------------
Hewlett-Packard Co.                         2.9%
------------------------------------------------
Nuance Communications, Inc.                 2.7%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuations, government regulation, and limited liquidity as compared to other investments. In addition, the Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives.


--------------------------------------------------------------------------------
               SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund or by participating in a qualified pension or retirement plan. Your purchase price will be the next NAV calculated after your request is received by the Fund, an authorized insurance company or qualified pension or retirement plan.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts, life insurance policies and/or pension or retirement plans. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical

--------------------------------------------------------------------------------
6  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  920.20        $7.67(c)       1.61%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.81        $8.05(c)       1.61%
------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  917.80        $9.08(c)       1.91%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.32        $9.54(c)       1.91%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: -7.98% for Class 1 and -8.22% for Class 2.
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.99% for Class 1 and 1.24% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2010. Had this change been in place for the entire six month period ended June 30, 2010, the actual expenses paid would have been $4.71 for Class 1 and $5.90 for Class 2; the hypothetical expenses paid would have been $4.96 for Class 1 and $6.21 for Class 2.


--------------------------------------------------------------------------------
               SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (95.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.7%)
General Dynamics Corp.                                    600                 $35,136
-------------------------------------------------------------------------------------

APPLICATION SOFTWARE (21.5%)
Adobe Systems, Inc.                                       700(b)               18,501
AsiaInfo Holdings, Inc.                                 2,660(b,c,d)           58,148
Aspen Technology, Inc.                                  5,241(b,d)             57,074
BroadSoft, Inc.                                           460(b)                3,933
JDA Software Group, Inc.                                3,000(b)               65,940
Longtop Financial Technologies Ltd., ADR                1,600(b,c,d)           51,840
Mentor Graphics Corp.                                   7,995(b)               70,756
Micro Focus International PLC                          14,215(c)               89,291
Misys PLC                                               8,500(b,c)             29,422
NICE Systems Ltd., ADR                                  1,500(b,c)             38,235
Nuance Communications, Inc.                             8,000(b,d)            119,600
Parametric Technology Corp.                            11,200(b,d)            175,504
Synopsys, Inc.                                         11,300(b)              235,831
                                                                      ---------------
Total                                                                       1,014,075
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.0%)
Cisco Systems, Inc.                                     4,300(b)               91,633
QUALCOMM, Inc.                                          2,900                  95,236
                                                                      ---------------
Total                                                                         186,869
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (12.6%)
Apple, Inc.                                             1,100(b)              276,683
Electronics for Imaging, Inc.                           3,200(b)               31,200
EMC Corp.                                               2,100(b)               38,430
Hewlett-Packard Co.                                     3,000                 129,840
NetApp, Inc.                                            1,893(b)               70,628
Toshiba Corp.                                           9,000(b,c)             44,600
                                                                      ---------------
Total                                                                         591,381
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
Nidec Corp.                                               400(c)               33,500
Sensata Technologies Holding NV                         1,087(b,c)             17,381
                                                                      ---------------
Total                                                                          50,881
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.1%)
AU Optronics Corp.                                     11,000(c)                9,745
AU Optronics Corp., ADR                                 1,400(c,d)             12,432
Avnet, Inc.                                             1,400(b)               33,754
Kyocera Corp.                                             400(c)               32,395
Tripod Technology Corp.                                 4,000(c)               14,798
Unimicron Technology Corp.                             20,000(c)               29,126
Young Fast Optoelectronics Co., Ltd.                    2,000(c)               15,112
                                                                      ---------------
Total                                                                         147,362
-------------------------------------------------------------------------------------

HOME ENTERTAINMENT SOFTWARE (0.6%)
Activision Blizzard, Inc.                               2,600                  27,274
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Sharp Corp.                                             3,000(c)               31,658
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (7.0%)
Baidu, Inc., ADR                                          500(b,c)             34,040
Equinix, Inc.                                             100(b,d)              8,122
Google, Inc., Class A                                     200(b)               88,990
Open Text Corp.                                         3,000(b,c)            112,620
Sina Corp.                                              1,000(b,c,d)           35,260
Telecity Group PLC                                      4,400(b,c)             26,204
VeriSign, Inc.                                          1,000(b,d)             26,550
                                                                      ---------------
Total                                                                         331,786
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

IT SERVICES (10.1%)
Alliance Data Systems Corp.                               700(b,d)            $41,664
Amdocs Ltd.                                             8,500(b,c)            228,225
hiSoft Technology International Ltd., ADR               4,000(b,c)             41,600
IBM Corp.                                                 700                  86,436
Rolta India Ltd.                                       21,100(c)               75,506
                                                                      ---------------
Total                                                                         473,431
-------------------------------------------------------------------------------------

MEDIA (0.5%)
Kabel Deutschland Holding AG                              800(b,c)             22,889
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (2.1%)
Canon, Inc.                                             1,000(c)               37,284
Konica Minolta Holdings, Inc.                           1,500(c)               14,436
Xerox Corp.                                             5,800                  46,632
                                                                      ---------------
Total                                                                          98,352
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Abbott Laboratories                                       600                  28,068
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (14.1%)
Advanced Semiconductor Engineering, Inc., ADR           9,000(c,d)             35,190
Amkor Technology, Inc.                                  2,400(b,d)             13,224
Analog Devices, Inc.                                    2,380                  66,307
ASML Holding NV                                         1,100(c)               30,217
Avago Technologies Ltd.                                   538(b,c)             11,330
CSR PLC                                                 4,176(b,c)             23,368
KLA-Tencor Corp.                                        1,300                  36,244
Lam Research Corp.                                      1,000(b)               38,060
Marvell Technology Group Ltd.                           3,400(b,c)             53,584
National Semiconductor Corp.                            3,541                  47,662
Novellus Systems, Inc.                                  2,700(b)               68,472
ON Semiconductor Corp.                                 14,200(b)               90,596
Samsung Electronics Co., Ltd.                              29(c)               18,195
STMicroelectronics NV                                  10,800(c)               85,428
Sumco Corp.                                             2,900(b,c,d)           48,084
                                                                      ---------------
Total                                                                         665,961
-------------------------------------------------------------------------------------

SYSTEMS SOFTWARE (17.1%)
3i Infotech Ltd.                                       14,400(c)               18,522
BMC Software, Inc.                                      4,400(b)              152,372
Check Point Software Technologies Ltd.                  7,847(b,c)            231,330
Microsoft Corp.                                         7,200                 165,672
Oracle Corp.                                            1,100                  23,606
Symantec Corp.                                         12,200(b)              169,336
Websense, Inc.                                          2,321(b)               43,867
                                                                      ---------------
Total                                                                         804,705
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $4,610,933)                                                         $4,509,828
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%              233,017(e)             $233,017
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $233,017)                                                             $233,017
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (12.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(f)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $565,471                            0.030%           $565,471               $565,471
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $565,471)                                                             $565,471
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,409,421)(g)                                                      $5,308,316
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
               SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY COUNTRY

The following table represents the portfolio investments of the Fund by country as a percentage of net assets at June 30, 2010.

                                                    PERCENTAGE OF
COUNTRY                                               NET ASSETS
-----------------------------------------------------------------
Bermuda                                                   1.1%
Canada                                                    2.4
China                                                     4.7
Germany                                                   0.6
Guernsey                                                  4.9
India                                                     2.0
Israel                                                    5.7
Japan                                                     5.1
Netherlands                                               1.0
Singapore                                                 0.2
South Korea                                               0.4
Switzerland                                               1.8
Taiwan                                                    2.4
United Kingdom                                            3.6
-----------------------------------------------------------------
Total Foreign Securities*                                35.9%
-----------------------------------------------------------------
United States                                            76.8%
-----------------------------------------------------------------




* Amount shown does not include companies based in the U.S. that derive at least 50% of their revenues from business outside the U.S. or have at least 50% of their assets outside the U.S. If such companies were included, Total Foreign Securities would be greater than 40%.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 35.90% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.


--------------------------------------------------------------------------------
10  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                               VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                    $100,915
Government National Mortgage Association            475,865
-----------------------------------------------------------
Total market value of collateral securities        $576,780
-----------------------------------------------------------


(g) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $5,409,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $300,000
     Unrealized depreciation                           (401,000)
     ----------------------------------------------------------
     Net unrealized depreciation                      $(101,000)
     ----------------------------------------------------------





--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
12  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                FAIR VALUE AT JUNE 30, 2010
                               -------------------------------------------------------------
                                    LEVEL 1          LEVEL 2
                                 QUOTED PRICES        OTHER          LEVEL 3
                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                 IDENTICAL ASSETS     INPUTS(B)        INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Application Software            $895,362          $118,713         $--        $1,014,075
    Computers & Peripherals          546,781            44,600          --           591,381
    Electrical Equipment              17,381            33,500          --            50,881
    Electronic Equipment,
     Instruments &
     Components                       46,186           101,176          --           147,362
    Household Durables                                  31,658                        31,658
    Internet Software &
     Services                        305,582            26,204          --           331,786
    IT Services                      397,925            75,506          --           473,431
    Office Electronics                83,916            14,436          --            98,352
    Semiconductors &
     Semiconductor
     Equipment                       576,314            89,647          --           665,961
    Systems Software                 786,183            18,522          --           804,705
    All Other Industries             300,236                --          --           300,236
--------------------------------------------------------------------------------------------
Total Equity Securities            3,955,866           553,962          --         4,509,828
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                          233,017                --          --           233,017
  Investments of Cash
    Collateral Received for
    Securities on Loan                    --           565,471          --           565,471
--------------------------------------------------------------------------------------------
Total Other                          233,017           565,471          --           798,488
--------------------------------------------------------------------------------------------
Total                             $4,188,883        $1,119,433         $--        $5,308,316
--------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.


--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
14  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $4,610,933)                      $ 4,509,828
  Affiliated money market fund (identified cost $233,017)                     233,017
  Investments of cash collateral received for securities on loan
    (identified cost $565,471)                                                565,471
-------------------------------------------------------------------------------------
Total investments in securities (identified cost $5,409,421)                5,308,316
Foreign currency holdings (identified cost $188)                                  190
Receivable from Investment Manager                                             13,716
Capital shares receivable                                                          54
Dividends and accrued interest receivable                                       1,710
Receivable for investment securities sold                                      35,190
-------------------------------------------------------------------------------------
Total assets                                                                5,359,176
-------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                                   189
Capital shares payable                                                          4,451
Payable for investment securities purchased                                    47,418
Payable upon return of securities loaned                                      565,471
Accrued investment management services fees                                     4,455
Accrued distribution fees                                                         345
Accrued transfer agency fees                                                      288
Accrued administrative services fees                                              375
Other accrued expenses                                                         26,359
-------------------------------------------------------------------------------------
Total liabilities                                                             649,351
-------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 4,709,825
-------------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- .001 par value                                           $       287
Additional paid-in capital                                                 10,315,267
Accumulated net investment loss                                               (28,801)
Accumulated net realized gain (loss)                                       (5,475,908)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies         (101,020)
-------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 4,709,825
-------------------------------------------------------------------------------------
*Value of securities on loan                                              $   543,381
-------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                 NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class 1          $3,417,473              207,386                      $16.48
Class 2          $1,292,352               79,839                      $16.19
----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $  19,998
Interest                                                          1,910
Income distributions from affiliated money market fund              192
Income from securities lending -- net                               178
Foreign taxes withheld                                             (557)
-----------------------------------------------------------------------
Total income                                                     21,721
-----------------------------------------------------------------------
Expenses:
Investment management services fees                              27,988
Distribution fees -- Class 2                                      2,553
Transfer agency fees
  Class 1                                                         1,163
  Class 2                                                           617
Administrative services fees                                      2,357
Compensation of board members                                        97
Custodian fees                                                    8,950
Printing and postage                                             10,453
Professional fees                                                25,373
Other                                                             2,306
-----------------------------------------------------------------------
Total expenses                                                   81,857
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                              (31,470)
-----------------------------------------------------------------------
Total net expenses                                               50,387
-----------------------------------------------------------------------
Investment income (loss) -- net                                 (28,666)
-----------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                         499,482
  Foreign currency transactions                                   1,673
-----------------------------------------------------------------------
Net realized gain (loss) on investments                         501,155
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                   (900,599)
-----------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (399,444)
-----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(428,110)
-----------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2010  DEC. 31, 2009
                                                                   (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                    $   (28,666)   $   (73,474)
Net realized gain (loss) on investments                                501,155          7,247
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in
  foreign currencies                                                  (900,599)     2,466,138
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                          (428,110)     2,399,911
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class 1 shares                                                       119,908        160,070
  Class 2 shares                                                       179,363      1,486,640
Payments for redemptions
  Class 1 shares                                                      (425,372)      (485,495)
  Class 2 shares                                                    (1,128,132)    (1,081,794)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      (1,254,233)        79,421
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (1,682,343)     2,479,332
Net assets at beginning of period                                    6,392,168      3,912,836
---------------------------------------------------------------------------------------------
Net assets at end of period                                        $ 4,709,825    $ 6,392,168
---------------------------------------------------------------------------------------------
Accumulated net investment loss                                    $   (28,801)   $      (135)
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED DEC. 31,
                                                   SIX MONTHS ENDED      -------------------------------------------------------
CLASS 1                                              JUNE 30, 2010        2009         2008        2007        2006        2005
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $17.91           $11.03       $18.46      $15.99      $13.56      $12.54
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.08)            (.19)        (.21)       (.25)       (.20)       (.19)
Net gains (losses) (both realized and
 unrealized)                                             (1.35)            7.07        (7.22)       2.72        2.63        1.21
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (1.43)            6.88        (7.43)       2.47        2.43        1.02
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $16.48           $17.91       $11.03      $18.46      $15.99      $13.56
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (7.98%)          62.38%      (40.25%)     15.45%      17.92%       8.13%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Gross expenses prior to expense
  waiver/reimbursement                                   2.72%(b)         3.86%        3.54%       3.04%       2.57%       2.49%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
  waiver/reimbursement(c)                                1.61%(b)         1.90%        1.90%       1.90%       1.90%       1.90%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.86%)(b)       (1.38%)      (1.38%)     (1.44%)     (1.37%)     (1.53%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3               $4           $3          $6          $6          $7
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    50%             153%         161%        198%        205%        155%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
18  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS 2                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $17.64           $10.88       $18.25      $15.83      $13.45      $12.46
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.10)            (.23)        (.24)       (.28)       (.22)       (.21)
Net gains (losses) (both realized and
  unrealized)                                            (1.35)            6.99        (7.13)       2.70        2.60        1.20
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (1.45)            6.76        (7.37)       2.42        2.38         .99
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $16.19           $17.64       $10.88      $18.25      $15.83      $13.45
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (8.22%)          62.13%      (40.38%)     15.29%      17.69%       7.95%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Gross expenses prior to expense
 waiver/reimbursement                                    2.89%(b)         3.79%        3.71%       3.19%       2.72%       2.64%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
  waiver/reimbursement(c)                                1.91%(b)         2.15%        2.07%       2.05%       2.05%       2.05%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.19%)(b)       (1.60%)      (1.55%)     (1.59%)     (1.52%)     (1.68%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $2           $1          $3          $2          $2
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    50%             153%         161%        198%        205%        155%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Seligman Global Technology Portfolio (the Fund) is a series of Seligman Portfolios, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 100 million authorized shares of capital stock. The Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity contracts and life insurance policies offered by various insurance companies.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading

--------------------------------------------------------------------------------
20  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Corporation's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized

--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At June 30, 2010, foreign currency holdings consisted of multiple denominations, primarily Japanese yen.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date.


--------------------------------------------------------------------------------
22  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies)

--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At June 30, 2010, the Fund had no outstanding forward foreign currency contracts.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. The maximum payout amount may be offset by the subsequent sale,

--------------------------------------------------------------------------------
24  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. For OTC options contracts, the transaction is also subject to counterparty credit risk. At June 30, 2010, and for the six months then ended, the Fund had no written or purchased options.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------
                                                  FORWARD FOREIGN
RISK EXPOSURE CATEGORY                          CURRENCY CONTRACTS
------------------------------------------------------------------
Foreign exchange contracts                            $(2,110)
------------------------------------------------------------------



     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                          RECOGNIZED IN INCOME
------------------------------------------------------------------------
                                                  FORWARD FOREIGN
RISK EXPOSURE CATEGORY                          CURRENCY CONTRACTS
------------------------------------------------------------------
Foreign exchange contracts                              $--
------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The monthly average gross notional amount for these contracts was $38,000 for the six months ended June 30, 2010.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. The management

--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.95% to 0.87% as the Fund's assets increase. The management fee for the six months ended June 30, 2010 was 0.95% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended June 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $3.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
The Fund has a Transfer Agency and Servicing agreement with Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent). The Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.


--------------------------------------------------------------------------------
26  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class 1..............................................  1.61%
Class 2..............................................  1.91


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class 1...............................................   $8
Class 2...............................................    4


The management fees and other Fund level expenses waived/reimbursed were $31,458.

Under an agreement which was effective until April 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed the following percentage of the class' average daily net assets:

Class 1..............................................  1.90%
Class 2..............................................  2.15


Effective May 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class 1..............................................  0.99%
Class 2..............................................  1.24


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,791,650 and $4,165,706, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JUNE 30, 2010   DEC. 31, 2009
----------------------------------------------------------------------
CLASS 1
Sold                                          6,590          10,315
Redeemed                                    (23,740)        (35,557)
----------------------------------------------------------------------
Net increase (decrease)                     (17,150)        (25,242)
----------------------------------------------------------------------

CLASS 2
Sold                                          9,986          99,079
Redeemed                                    (64,562)        (71,169)
----------------------------------------------------------------------
Net increase (decrease)                     (54,576)         27,910
----------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $543,381 were on loan, secured by cash collateral of $565,471 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.


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28  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $178 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $2,432,030 and $2,350,551, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, post-October losses and losses deferred due to wash sales.

For federal income tax purposes, the Fund had a capital loss carry-over of $5,915,187 at Dec. 31, 2009, that if not offset by capital gains will expire as follows:

   2010         2011        2016        2017
$4,941,506    $108,762    $544,777    $320,142


For the year ended Dec. 31, 2009, $4,220,678 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.


--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

10. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned

--------------------------------------------------------------------------------
30  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund

--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
32  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  33

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


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34  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer

--------------------------------------------------------------------------------
              SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT  35

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com*; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com*; or searching the website of the SEC at www.sec.gov.

* Information will be available at seligman.com through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
36  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO -- 2010 SEMIANNUAL REPORT

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are distributed by
                           Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA, and managed by Columbia Management Investment Advisers, LLC
                           (formerly known as RiverSource Investments, Inc.). Seligman is an offering brand of Columbia Management Investment
                           Advisers, LLC.
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                   SL-9952 C (8/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

Seligman International Growth Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   19

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   21

Notes to Financial Statements......   22

Approval of Investment Management
  Services Agreement...............   34

Proxy Voting.......................   37




--------------------------------------------------------------------------------
2  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman International Growth Portfolio (the Fund) shares decreased 9.07% for the six months ended June 30, 2010.

> The Fund out performed its benchmark, the Morgan Stanley Capital International
  (MSCI) EAFE Growth Index, which fell 10.48% during the same period.

> The Fund also outperformed the MSCI EAFE Index, which lost 12.93% during the same time frame.

> The Fund underperformed its peer group, as represented by the Lipper
  International Multi-Cap Growth Funds Index, which declined 8.74% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------
Seligman International Growth
  Portfolio                       -9.07%    +7.12%  -19.22%   -3.94%   -3.51%
------------------------------------------------------------------------------
MSCI EAFE Growth Index(1)
  (unmanaged)                    -10.48%    +8.95%  -11.36%   +2.04%   -1.28%
------------------------------------------------------------------------------
MSCI EAFE Index(2) (unmanaged)   -12.93%    +6.38%  -12.94%   +1.35%   +0.59%
------------------------------------------------------------------------------
Lipper International Multi-Cap
  Growth Funds Index(3)
  (unmanaged)                     -8.74%   +12.99%   -9.62%   +4.31%   +0.13%
------------------------------------------------------------------------------
Lipper International Multi-Cap
  Growth Funds Average(4)
  (unmanaged)                     -9.24%   +11.85%  -11.53%   +2.63%   -0.38%
------------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial

--------------------------------------------------------------------------------
            SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


intermediary, by visiting seligman.com (through Septemeber 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The performance of the indices does not reflect the effect of expenses (excluding Lipper). It is not possible to invest directly in an index or average.

(1) The MSCI EAFE Growth Index, an unmanaged index, is compiled from a composite of securities markets in Europe, Australasia and the Far East. The index represents the growth portion of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including Free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite. The index reflects reinvestment of all distributions and changes in market prices.
(2) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper International Multi-Cap Growth Funds Index (the Lipper Index) includes the 10 largest international multi-cap growth funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(4) The Lipper International Multi-Cap Growth Funds Average (the Lipper Average) is an average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-US Broad Market Index (BMI). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-US BMI. The Lipper Average's returns include net reinvested dividends.*

     * On Jan. 1, 2010, the Lipper Index replaced the Lipper Average as one of the Fund's benchmarks. The Lipper Index includes a select peer group from the Lipper Average. This change was made to bring the selection of the Seligman Funds' benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included. Investors cannot invest directly in an average or index.


--------------------------------------------------------------------------------
4  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COUNTRY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Australia                                   2.0%
------------------------------------------------
Belgium                                     0.6%
------------------------------------------------
Bermuda                                     1.6%
------------------------------------------------
Canada                                      8.1%
------------------------------------------------
China                                       1.7%
------------------------------------------------
Denmark                                     2.1%
------------------------------------------------
France                                     12.9%
------------------------------------------------
Germany                                     5.1%
------------------------------------------------
Hong Kong                                   2.5%
------------------------------------------------
Ireland                                     1.1%
------------------------------------------------
Israel                                      1.7%
------------------------------------------------
Japan                                      13.8%
------------------------------------------------
Mexico                                      1.5%
------------------------------------------------
Netherlands                                 5.4%
------------------------------------------------
Singapore                                   1.3%
------------------------------------------------
South Korea                                 1.3%
------------------------------------------------
Spain                                       1.2%
------------------------------------------------
Sweden                                      1.5%
------------------------------------------------
Switzerland                                 9.7%
------------------------------------------------
United Kingdom                             21.5%
------------------------------------------------
Other(2)                                    3.4%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
            SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS (at June 30, 2010)
---------------------------------------------------------------------

ARM Holdings PLC (United Kingdom)           3.2%
------------------------------------------------
Kuehne & Nagel International AG
(Switzerland)                               3.0%
------------------------------------------------
Safran SA (France)                          2.5%
------------------------------------------------
Barrick Gold Corp. (Canada)                 2.3%
------------------------------------------------
QIAGEN NV (Netherlands)                     2.2%
------------------------------------------------
Nestle SA (Switzerland)                     2.1%
------------------------------------------------
Cie Generale d'Optique Essilor
International SA (France)                   2.1%
------------------------------------------------
Toll Holdings Ltd. (Australia)              2.0%
------------------------------------------------
Rio Tinto PLC (United Kingdom)              2.0%
------------------------------------------------
Standard Chartered PLC (United Kingdom)     2.0%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.


--------------------------------------------------------------------------------
6  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund or by participating in a qualified pension or retirement plan. Your purchase price will be the next NAV calculated after your request is received by the Fund, an authorized insurance company or qualified pension or retirement plan.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts, life insurance policies and/or pension or retirement plans. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for the class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical

--------------------------------------------------------------------------------
            SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  909.30        $8.33(c)       1.76%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.07        $8.80(c)       1.76%
------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of -9.07% for the six months ended June 30, 2010.
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.19%. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2010. Had this change been in place the entire six month period ended June 30, 2010, the actual expenses paid would have been $5.63 and the hypothetical expenses paid would have been $5.96.


--------------------------------------------------------------------------------
8  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.8%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (2.0%)
Toll Holdings Ltd.                                      5,929                 $26,983
-------------------------------------------------------------------------------------

BELGIUM (0.6%)
Hansen Transmissions International NV                   7,776(b)                8,594
-------------------------------------------------------------------------------------

BERMUDA (1.6%)
Lancashire Holdings Ltd.                                2,924                  21,667
-------------------------------------------------------------------------------------

CANADA (8.2%)
Barrick Gold Corp.                                        660                  29,970
CAE, Inc.                                               1,730                  15,000
Methanex Corp.                                            670                  13,186
Potash Corp. of Saskatchewan, Inc.                        220                  18,973
SNC-Lavalin Group, Inc.                                   520                  20,815
Teck Resources Ltd., Class B                              410                  12,128
                                                                      ---------------
Total                                                                         110,072
-------------------------------------------------------------------------------------

CHINA (1.7%)
Ctrip.com International Ltd., ADR                         610(b,d)             22,912
-------------------------------------------------------------------------------------

DENMARK (2.2%)
DSV A/S                                                 1,414                  20,358
Vestas Wind Systems A/S                                   210(b,d)              8,739
                                                                      ---------------
Total                                                                          29,097
-------------------------------------------------------------------------------------

FRANCE (13.1%)
Alcatel-Lucent                                          4,543(b,d)             11,568
Cie Generale d'Optique Essilor International
 SA                                                       469                  27,867
Danone                                                    307                  16,456
Neopost SA                                                193(d)               13,974
PPR                                                       124                  15,402
Publicis Groupe SA                                        520(d)               20,740
Safran SA                                               1,190                  33,192
Schneider Electric SA                                     131                  13,230
Vallourec SA                                              140(d)               24,135
                                                                      ---------------
Total                                                                         176,564
-------------------------------------------------------------------------------------

GERMANY (5.2%)
Adidas AG                                                 328                  15,918
Bayer AG                                                  209                  11,652
Daimler AG                                                458(b)               23,174
Siemens AG                                                217                  19,448
                                                                      ---------------
Total                                                                          70,192
-------------------------------------------------------------------------------------

HONG KONG (2.6%)
Li & Fung Ltd.                                          5,010                  22,417
Sun Hung Kai Properties Ltd.                              890                  12,173
                                                                      ---------------
Total                                                                          34,590
-------------------------------------------------------------------------------------

IRELAND (1.1%)
Experian PLC                                            1,727                  15,013
-------------------------------------------------------------------------------------

ISRAEL (1.8%)
Teva Pharmaceutical Industries Ltd., ADR                  460                  23,915
-------------------------------------------------------------------------------------

JAPAN (14.0%)
Bridgestone Corp.                                       1,060                  16,768
Daiichi Sankyo Co., Ltd.                                  980                  17,515
Eisai Co., Ltd.                                           420                  13,941
Fast Retailing Co., Ltd.                                   90                  13,624
Hino Motors Ltd.                                        5,170                  25,501
Mitsubishi UFJ Financial Group, Inc.                    2,940                  13,355
Mitsui OSK Lines Ltd.                                   2,530                  16,734
Panasonic Corp.                                         1,080                  13,491
Rakuten, Inc.                                              22                  15,902
Shin-Etsu Chemical Co., Ltd.                              250                  11,628
SoftBank Corp.                                            660(d)               17,512
Toshiba Corp.                                           2,530(b)               12,538
                                                                      ---------------
Total                                                                         188,509
-------------------------------------------------------------------------------------

MEXICO (1.5%)
America Movil SAB de CV, Series L, ADR                    430(d)               20,425
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

NETHERLANDS (5.5%)
Koninklijke Philips Electronics NV                        848                 $25,320
QIAGEN NV                                               1,520(b)               29,374
Unilever NV                                               689                  18,814
                                                                      ---------------
Total                                                                          73,508
-------------------------------------------------------------------------------------

SINGAPORE (1.3%)
Oversea-Chinese Banking Corp., Ltd.                     2,718(d)               17,119
-------------------------------------------------------------------------------------

SOUTH KOREA (1.3%)
Samsung Electronics Co., Ltd.                              29                  18,195
-------------------------------------------------------------------------------------

SPAIN (1.2%)
Red Electrica Corp. SA                                    441                  15,788
-------------------------------------------------------------------------------------

SWEDEN (1.5%)
Telefonaktiebolaget LM Ericsson, ADR                    1,870                  20,607
-------------------------------------------------------------------------------------

SWITZERLAND (9.8%)
Kuehne & Nagel International AG                           387                  39,843
Nestle SA                                                 587                  28,308
Temenos Group AG                                        1,031(b,d)             24,824
UBS AG                                                  1,070(b)               14,177
Xstrata PLC                                             1,917                  25,092
                                                                      ---------------
Total                                                                         132,244
-------------------------------------------------------------------------------------

UNITED KINGDOM (21.6%)
Admiral Group PLC                                         626                  13,105
ARM Holdings PLC                                       10,332                  42,746
AstraZeneca PLC                                           375                  17,673
Barclays PLC                                            3,181                  12,692
BG Group PLC                                            1,114                  16,562
British Airways PLC                                     3,421(b)                9,935
Burberry Group PLC                                      1,758                  19,846
Compass Group PLC                                       2,534                  19,269
Imperial Tobacco Group PLC                                873                  24,382
J Sainsbury PLC                                         2,680                  12,782
Reckitt Benckiser Group PLC                               534                  24,829
Rio Tinto PLC                                             612                  26,865
Standard Chartered PLC                                  1,071                  26,068
Thomas Cook Group PLC                                   4,690                  12,409
Vodafone Group PLC                                      6,747                  13,897
                                                                      ---------------
Total                                                                         293,060
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,377,950)                                                         $1,319,054
-------------------------------------------------------------------------------------




MONEY MARKET FUND (3.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%               46,809(e)              $46,809
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $46,809)                                                               $46,809
-------------------------------------------------------------------------------------




INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (10.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(f)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $137,978                            0.030%           $137,978               $137,978
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $137,978)                                                             $137,978
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,562,737)(g)                                                      $1,503,841
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2010:

                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS      VALUE(a)
----------------------------------------------------------------------
Aerospace & Defense                              3.6%          $48,192
Air Freight & Logistics                          2.0            26,983
Airlines                                         0.8             9,935
Auto Components                                  1.3            16,768
Automobiles                                      1.7            23,174
Capital Markets                                  1.1            14,177
Chemicals                                        3.2            43,787
Commercial Banks                                 5.2            69,234
Communications Equipment                         2.4            32,175
Computers & Peripherals                          0.9            12,538
Construction & Engineering                       1.5            20,815
Distributors                                     1.7            22,417
Electric Utilities                               1.2            15,788
Electrical Equipment                             1.6            21,969
Food & Staples Retailing                         0.9            12,782
Food Products                                    4.7            63,578
Health Care Equipment & Supplies                 2.1            27,867
Hotels, Restaurants & Leisure                    4.0            54,590
Household Durables                               1.0            13,491
Household Products                               1.9            24,829
Industrial Conglomerates                         3.3            44,768
Insurance                                        2.6            34,772
Internet & Catalog Retail                        1.2            15,902
Life Sciences Tools & Services                   2.2            29,374
Machinery                                        4.3            58,230
Marine                                           4.2            56,577
Media                                            1.5            20,740
Metals & Mining                                  7.0            94,055
Multiline Retail                                 1.1            15,402
Office Electronics                               1.0            13,974
Oil, Gas & Consumable Fuels                      1.2            16,562
Pharmaceuticals                                  6.3            84,696
Professional Services                            1.1            15,013
Real Estate Management & Development             0.9            12,173
Road & Rail                                      1.5            20,358
Semiconductors & Semiconductor Equipment         4.5            60,941
Software                                         1.8            24,824
Specialty Retail                                 1.0            13,624
Textiles, Apparel & Luxury Goods                 2.7            35,764
Tobacco                                          1.8            24,382
Wireless Telecommunication Services              3.8            51,834
Other(1)                                        13.7           184,787
----------------------------------------------------------------------
Total                                                       $1,503,841
----------------------------------------------------------------------


(1) Cash & Cash Equivalents.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010



                             CURRENCY TO   CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE               BE DELIVERED   BE RECEIVED   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------
July 13, 2010                14,140,000      151,655            $--          $(8,358)
                                   (JPY)        (USD)
------------------------------------------------------------------------------------
Aug. 12, 2010                   168,000      226,500         21,025               --
                                   (EUR)        (USD)
------------------------------------------------------------------------------------
Total                                                       $21,025          $(8,358)
------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depositary Receipt
     EUR  -- European Monetary Unit
     JPY  -- Japanese Yen


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(C)  Foreign security values are stated in U.S. dollars.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                              VALUE(a)
----------------------------------------------------------
Fannie Mae Pool                                    $24,624
Government National Mortgage Association           116,114
----------------------------------------------------------
Total market value of collateral securities      $140,738
----------------------------------------------------------




--------------------------------------------------------------------------------
12  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(g) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,563,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $71,000
     Unrealized depreciation                           (130,000)
     ----------------------------------------------------------
     Net unrealized depreciation                       $(59,000)
     ----------------------------------------------------------





--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
14  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                Fair value at June 30, 2010
                               -------------------------------------------------------------
                                    Level 1          Level 2
                                 quoted prices        other          Level 3
                                   in active       significant     significant
                                  markets for       observable    unobservable
DESCRIPTION(a)                 identical assets     inputs(b)        inputs          Total
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Aerospace & Defense             $15,000            $33,192         $--           $48,192
    Air Freight & Logistics              --             26,983          --            26,983
    Airlines                             --              9,935          --             9,935
    Auto Components                      --             16,768          --            16,768
    Automobiles                          --             23,174          --            23,174
    Capital Markets                      --             14,177          --            14,177
    Chemicals                        32,159             11,628          --            43,787
    Commercial Banks                     --             69,234          --            69,234
    Communications
     Equipment                       20,607             11,568          --            32,175
    Computers & Peripherals              --             12,538          --            12,538
    Distributors                         --             22,417          --            22,417
    Electric Utilities                   --             15,788          --            15,788
    Electrical Equipment                 --             21,969          --            21,969
    Food & Staples
     Retailing                           --             12,782          --            12,782
    Food Products                        --             63,578          --            63,578
    Health Care Equipment &
     Supplies                            --             27,867          --            27,867
    Hotels, Restaurants &
     Leisure                         22,912             31,678          --            54,590
    Household Durables                   --             13,491          --            13,491
    Household Products                   --             24,829          --            24,829
    Industrial
     Conglomerates                       --             44,768          --            44,768
    Insurance                            --             34,772          --            34,772
    Internet & Catalog
     Retail                              --             15,902          --            15,902
    Life Sciences Tools &
     Services                            --             29,374          --            29,374
    Machinery                            --             58,230          --            58,230
    Marine                               --             56,577          --            56,577
    Media                                --             20,740          --            20,740
    Metals & Mining                  42,098             51,957          --            94,055


--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                Fair value at June 30, 2010
                               -------------------------------------------------------------
                                    Level 1          Level 2
                                 quoted prices        other          Level 3
                                   in active       significant     significant
                                  markets for       observable    unobservable
DESCRIPTION(a)                 identical assets     inputs(b)        inputs          Total
--------------------------------------------------------------------------------------------
    Multiline Retail                    $--            $15,402         $--           $15,402
    Office Electronics                   --             13,974          --            13,974
    Oil, Gas & Consumable
     Fuels                               --             16,562          --            16,562
    Pharmaceuticals                  23,915             60,781          --            84,696
    Professional Services                --             15,013          --            15,013
    Real Estate Management
     & Development                       --             12,173          --            12,173
    Road & Rail                          --             20,358          --            20,358
    Semiconductors &
     Semiconductor
     Equipment                           --             60,941          --            60,941
    Software                             --             24,824          --            24,824
    Specialty Retail                     --             13,624          --            13,624
    Textiles, Apparel &
     Luxury Goods                        --             35,764          --            35,764
    Tobacco                              --             24,382          --            24,382
    Wireless
     Telecommunication
     Services                        20,425             31,409          --            51,834
    All Other Industries             20,815                 --          --            20,815
--------------------------------------------------------------------------------------------
Total Equity Securities             197,931          1,121,123          --         1,319,054
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                          46,809                 --          --            46,809
  Investments of Cash
    Collateral Received for
    Securities on Loan                   --            137,978          --           137,978
--------------------------------------------------------------------------------------------
Total Other                          46,809            137,978          --           184,787
--------------------------------------------------------------------------------------------
Investments in Securities           244,740          1,259,101          --         1,503,841
Other Financial
  Instruments(d)                         --             12,667          --            12,667
--------------------------------------------------------------------------------------------
Total                              $244,740         $1,271,768         $--        $1,516,508
--------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
16  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,377,950)                      $ 1,319,054
  Affiliated money market fund (identified cost $46,809)                       46,809
  Investments of cash collateral received for securities on loan
    (identified cost $137,978)                                                137,978
-------------------------------------------------------------------------------------
Total investments in securities (identified cost $1,562,737)                1,503,841
Cash                                                                               63
Foreign currency holdings (identified cost $440)                                  440
Dividends and accrued interest receivable                                       2,156
Receivable from Investment Manager                                              5,781
Reclaims receivable                                                             3,465
Unrealized appreciation on forward foreign currency contracts                  21,025
-------------------------------------------------------------------------------------
Total assets                                                                1,536,771
-------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                          9,860
Payable for investment securities purchased                                       586
Payable upon return of securities loaned                                      137,978
Unrealized depreciation on forward foreign currency contracts                   8,358
Accrued investment management services fees                                     1,217
Accrued transfer agency fees                                                       77
Accrued administrative services fees                                              102
Other accrued expenses                                                         29,896
-------------------------------------------------------------------------------------
Total liabilities                                                             188,074
-------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 1,348,697
-------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                          $       161
Additional paid-in capital                                                  3,420,164
Undistributed net investment income                                             7,914
Accumulated net realized gain (loss)                                       (2,033,442)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies          (46,100)
-------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 1,348,697
-------------------------------------------------------------------------------------
Shares outstanding                                                            161,296
-------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                    $      8.36
-------------------------------------------------------------------------------------
*Value of securities on loan                                              $   131,456
-------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                        23,440
Interest                                                              5
Income distributions from affiliated money market fund               37
Income from securities lending -- net                               398
Foreign taxes withheld                                           (1,847)
-----------------------------------------------------------------------
Total income                                                     22,033
-----------------------------------------------------------------------
Expenses:
Investment management services fees                               7,607
Transfer agency fees                                                482
Administrative services fees                                        641
Compensation of board members                                        27
Custodian fees                                                    5,400
Printing and postage                                              8,436
Professional fees                                                17,235
Other                                                             1,184
-----------------------------------------------------------------------
Total expenses                                                   41,012
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                              (26,931)
-----------------------------------------------------------------------
Total net expenses                                               14,081
-----------------------------------------------------------------------
Investment income (loss) -- net                                   7,952
-----------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                         114,236
  Foreign currency transactions                                   2,335
-----------------------------------------------------------------------
Net realized gain (loss) on investments                         116,571
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                   (267,793)
-----------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (151,222)
-----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(143,270)
-----------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2010  DEC. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                          $    7,952     $     (424)
Net realized gain (loss) on investments                                     116,571        (12,922)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                       (267,793)       321,116
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (143,270)       307,770
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                        (960)            --
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                                          69,905        233,648
Reinvestment of distributions at net asset value                                960             --
Payments for redemptions                                                   (384,358)      (308,441)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions          (313,493)       (74,793)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    (457,723)       232,977
Net assets at beginning of period                                         1,806,420      1,573,443
--------------------------------------------------------------------------------------------------
Net assets at end of period                                              $1,348,697     $1,806,420
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                      $    7,914     $      922
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED DEC. 31,
                                                   SIX MONTHS ENDED      -------------------------------------------------------
CLASS 1                                              JUNE 30, 2010        2009         2008        2007        2006        2005
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.20            $7.51       $17.64      $14.38      $11.66      $11.10
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .00(a)      (.03)       (.02)       (.07)       (.03)
Net gains (losses) (both realized and
 unrealized)                                              (.87)            1.69       (10.10)       3.28        2.79         .59
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.83)            1.69       (10.13)       3.26        2.72         .56
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.01)              --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.36            $9.20        $7.51      $17.64      $14.38      $11.66
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (9.07%)          22.50%      (57.43%)     22.67%      23.33%       5.04%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                    5.12%(c)         8.11%        4.63%       4.02%       3.94%       5.05%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.76%(c)         2.00%        2.00%       2.00%       2.00%       2.00%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .99%(c)          .01%        (.22%)      (.15%)      (.54%)      (.24%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $2           $2          $5          $4          $4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    82%             327%         365%        235%        166%        189%
--------------------------------------------------------------------------------------------------------------------------------


(a) Rounds to less than $0.01 per share.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Seligman International Growth Portfolio (the Fund) is a series of Seligman Portfolios, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 100 million authorized shares of capital stock. The Fund invests primarily in high-quality, large and mid-capitalization growth companies ($1 billion or more at the time of initial purchase by the Fund) that are considered leaders in their industries, emphasizing those industries that are growing on a global basis.

The Fund offers Class 1 shares as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Corporation's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily

--------------------------------------------------------------------------------
22  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding

--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

taxes. At June 30, 2010, foreign currency holdings were entirely comprised of European monetary units.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal

--------------------------------------------------------------------------------
24  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                     Unrealized                       Unrealized
                     appreciation on                  depreciation on
Foreign exchange     forward foreign                  forward foreign
  contracts          currency contracts     $21,025   currency contracts     $8,358
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


 AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------
                                                      FORWARD
                                                      FOREIGN
                                                      CURRENCY
RISK EXPOSURE CATEGORY                               CONTRACTS
--------------------------------------------------------------------
Foreign exchange contracts                              $96
--------------------------------------------------------------------




   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                        RECOGNIZED IN INCOME
--------------------------------------------------------------------
                                                      FORWARD
                                                      FOREIGN
                                                      CURRENCY
RISK EXPOSURE CATEGORY                               CONTRACTS
--------------------------------------------------------------------
Foreign exchange contracts                            $12,667
--------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $378,000 at June 30, 2010. The monthly average gross notional amount for these contracts

--------------------------------------------------------------------------------
26  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


was $210,000 for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadviser. See Subadvisory agreement below. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.95% to 0.86% as the Fund's net assets increase. The management fee for the six months ended June 30, 2010 was 0.95% of the Fund's average daily net assets.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Wellington Management Company, LLP to subadvise the assets of the Fund.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended June 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

TRANSFER AGENCY FEES
The Fund has a Transfer Agency and Servicing agreement with Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent). The Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were 1.76% for Class 1.

The waived/reimbursed fees and expenses for the transfer agency fee at the class level were $2 for Class 1. The management fees and other Fund level expenses waived/reimbursed were $26,929.

Under an agreement which was effective until April 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed 2.00% of Class 1 average daily net assets.

Effective May 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 1.19% of Class 1 average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,292,906 and $1,646,078, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
28  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JUNE 30, 2010   DEC. 31, 2009
----------------------------------------------------------------------
CLASS 1
Sold                                          7,628          26,863
Reinvested distributions                        114              --
Redeemed                                    (42,790)        (40,094)
----------------------------------------------------------------------
Net increase (decrease)                     (35,048)        (13,231)
----------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $131,456 were on loan, secured by cash collateral of $137,978 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of

--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $398 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $586,648 and $547,411, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, post-October losses, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $2,056,911 at Dec. 31, 2009, that if not offset by capital gains will expire as follows:

  2010         2016         2017
$481,073    $1,325,858    $249,980


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as

--------------------------------------------------------------------------------
30  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


occurring on the first day of the following tax year. At Dec. 31, 2009, the Fund had a post-October loss of $77,687 that is treated for income tax purposes as occurring on Jan. 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board has approved the redemption of all outstanding shares and the liquidation of the Fund in accordance with the Fund's Articles of Incorporation. The redemption of all shares of the Fund took place on Aug. 13, 2010.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as

--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal

--------------------------------------------------------------------------------
32  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  33

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between Columbia Management and Wellington Management, LLP (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (collectively, the "Advisory Agreements"). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including material relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the

--------------------------------------------------------------------------------
34  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management, its affiliates and the Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management, its affiliates and the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent

--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  35

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team. Further, the Board noted that it has approved liquidation of the Fund.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board further observed that the subadvisory fees paid under the Subadvisory Agreement are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the fees paid under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment

--------------------------------------------------------------------------------
36  SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com*; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com*; or searching the website of the SEC at www.sec.gov.

* Information will be available at seligman.com through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
           SELIGMAN INTERNATIONAL GROWTH PORTFOLIO -- 2010 SEMIANNUAL REPORT  37

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474



                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are distributed by
                           Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA, and managed by Columbia Management Investment Advisers, LLC
                           (formerly known as RiverSource Investments, Inc.). Seligman is an offering brand of Columbia Management Investment
                           Advisers, LLC.
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                   SL-9967 C (8/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN INVESTMENT GRADE FIXED
INCOME PORTFOLIO

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO SEEKS FAVORABLE CURRENT INCOME.

Seligman Investment Grade Fixed Income Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   17

Statement of Operations............   18

Statements of Changes in Net
  Assets...........................   19

Financial Highlights...............   20

Notes to Financial Statements......   21

Approval of Investment Management
  Services Agreement...............   31

Proxy Voting.......................   34




--------------------------------------------------------------------------------
2  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Investment Grade Fixed Income Portfolio (the Fund) gained 4.57% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the unmanaged Barclays Capital U.S.
  Aggregate Bond Index, which advanced 5.33% during the same time frame.

> The Fund also underperformed its peer group, as represented by the Lipper
  Intermediate Investment-Grade Debt Funds Index, which rose 6.05% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                             6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------
Seligman Investment Grade
  Fixed Income Portfolio       +4.57%    +7.87%   +4.58%   +3.42%   +4.77%
---------------------------------------------------------------------------
Barclays Capital U.S.
  Aggregate Bond Index(1)
  (unmanaged)                  +5.33%    +9.50%   +7.55%   +5.54%   +6.47%
---------------------------------------------------------------------------
Lipper Intermediate
  Investment-Grade Debt
  Funds Index(2)
  (unmanaged)                  +6.05%   +14.30%   +6.53%   +4.91%   +6.02%
---------------------------------------------------------------------------
Lipper Corporate Debt Funds
  BBB-Rated Average(3)
  (unmanaged)                  +6.01%   +15.52%   +5.67%   +4.77%   +6.08%
---------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns do not reflect expenses that apply to the variable account, annuity contract or life insurance policy, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.


--------------------------------------------------------------------------------
   SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The performance of the indices does not reflect the effect of expenses (excluding Lipper). It is not possible to invest directly in an index or average.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Intermediate Investment-Grade Debt Funds Index (the Lipper Index) includes the 30 largest investment grade funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper Corporate Debt Funds BBB-Rated Average (the Lipper Average) is an average of funds that invest primarily in corporate and government debt issues rated in the top four grades. The Lipper Average's returns include net reinvested dividends.*

    * On Jan. 1, 2010, the Lipper Index replaced the Lipper Average as one of the Fund's benchmarks. The Lipper Index includes a select peer group from the Lipper Average. This change was made to bring the selection of the Seligman Funds' benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included. Investors cannot invest directly in an average or index.


--------------------------------------------------------------------------------
4  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------


Asset-Backed                                1.2%
------------------------------------------------
Consumer Discretionary                      0.3%
------------------------------------------------
Consumer Staples                            1.1%
------------------------------------------------
Energy                                      0.2%
------------------------------------------------
Financials                                  2.9%
------------------------------------------------
Foreign Government                          0.5%
------------------------------------------------
Materials                                   0.3%
------------------------------------------------
Residential Mortgage-Backed                11.4%
------------------------------------------------
Telecommunication                           4.2%
------------------------------------------------
U.S. Government Obligations & Agencies     40.3%
------------------------------------------------
Utilities                                  10.0%
------------------------------------------------
Other(2)                                   27.6%
------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
   SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

AAA rating                                 71.2%
------------------------------------------------
AA rating                                   1.0%
------------------------------------------------
A rating                                    9.6%
------------------------------------------------
BBB rating                                 14.4%
------------------------------------------------
Non-investment grade                        3.8%
------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.2% of the bond portfolio assets were determined through internal analysis.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities.


--------------------------------------------------------------------------------
6  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund or by participating in a qualified pension or retirement plan. Your purchase price will be the next NAV calculated after your request is received by the Fund, an authorized insurance company or qualified pension or retirement plan.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts, life insurance policies and/or pension or retirement plans. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for the class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical

--------------------------------------------------------------------------------
   SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,045.70        $4.21(c)        .83%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.68        $4.16(c)        .83%
------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +4.57% for the six months ended June 30, 2010.
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.79%. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2010. Had this change been in place the entire six month period ended June 30, 2010, the actual expenses paid would have been $4.01 and the hypothetical expenses paid would have been $3.96.


--------------------------------------------------------------------------------
8  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (77.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
SUPRANATIONAL (0.5%)(C)
Corp. Andina de Fomento
 01-12-17                            5.750%            $10,000                $10,886
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (43.3%)
Federal Farm Credit Bank
 02-07-13                            3.400              40,000                 42,387
Federal Home Loan Banks
 05-20-11                            2.625              45,000                 45,870
 05-27-11                            0.625              10,000                 10,003
 10-19-11                            1.250              15,000                 15,029
 11-17-17                            5.000              10,000                 11,411
Federal Home Loan Mortgage Corp.
 12-15-11                            1.125               5,000                  5,041
 07-15-14                            5.000               5,000                  5,634
 02-09-15                            2.875               5,000                  5,209
Federal National Mortgage Association
 08-12-10                            3.250              10,000                 10,035
 11-05-12                            1.600              10,000                 10,037
 11-19-12                            4.750              10,000                 10,899
 11-20-14                            2.625              15,000                 15,503
 07-28-15                            2.375               5,000                  5,052
U.S. Treasury
 10-31-11                            1.000             100,000                100,698
 02-29-12                            0.875               5,000                  5,027
 11-15-12                            1.375              15,000                 15,214
 01-15-13                            1.375              10,000                 10,134
 02-15-13                            1.375              10,000(j)              10,130
 05-15-13                            1.375              42,000                 42,512
 01-31-15                            2.250              75,100                 76,972
 06-30-15                            1.875              75,000                 75,287
 03-31-16                            2.375              30,000                 30,443
 08-31-16                            3.000              19,000                 19,828
 11-15-19                            3.375              30,000                 31,064
 02-15-20                            3.625              24,000(j)              25,357
 05-15-20                            3.500              26,000                 27,211
 02-15-29                            5.250              15,000                 18,052
 02-15-40                            4.625              98,000(j)             110,157
                                                                      ---------------
Total                                                                         790,196
-------------------------------------------------------------------------------------

ASSET-BACKED (1.2%)
Caterpillar Financial Asset Trust
 Series 2008-A Class A3
 04-25-14                            4.940               9,993                 10,175
Centex Home Equity
 Series 2002-D Class M2
 12-25-32                            2.397              19,243(h)               4,088
Irwin Home Equity Corp.
 Series 2005-A Class A3
 02-25-34                            0.727               9,657(h)               8,475
                                                                      ---------------
Total                                                                          22,738
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (12.3%)(f)
Federal Home Loan Mortgage Corp.
 07-01-25                            5.500             100,000(e)             107,937
Federal Home Loan Mortgage Corp. #1Q0140
 08-01-36                            6.105               8,430(h)               8,919
Federal National Mortgage Association
 07-01-40                            6.500              25,000(e)              27,379
Federal National Mortgage Association #256901
 09-01-37                            6.500              15,144                 16,492
Federal National Mortgage Association #745392
 12-01-20                            4.500              11,612                 12,386
Federal National Mortgage Association #881886
 04-01-36                            5.377              12,718(h)              13,572
Federal National Mortgage Association #886764
 08-01-36                            6.027              11,150(h)              11,873
Indymac Index Mortgage Loan Trust
 CMO Series 2006-AR3 Class 2A1B
 03-25-36                            5.544              23,668(h)              12,582
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2004-K Class 2A3
 07-25-34                            4.698              12,575(h)              12,810
                                                                      ---------------
Total                                                                         223,950
-------------------------------------------------------------------------------------

BANKING (2.6%)
Bank of America Corp.
 Senior Unsecured
 05-01-18                            5.650              10,000                 10,239


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
   SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (CONT.)
Citigroup, Inc.
 Senior Unsecured
 05-15-18                            6.125%            $10,000                $10,437
JPMorgan Chase & Co
 Senior Unsecured
 06-24-15                            3.400              10,000                 10,008
 04-23-19                            6.300               5,000                  5,645
The Goldman Sachs Group, Inc.
 Senior Unsecured
 02-15-19                            7.500              10,000                 11,177
                                                                      ---------------
Total                                                                          47,506
-------------------------------------------------------------------------------------

BROKERAGE (0.2%)
Lehman Brothers Holdings, Inc.
 Senior Unsecured
 05-02-18                            6.875              15,000(b,g)             3,056
-------------------------------------------------------------------------------------

CHEMICALS (0.3%)
The Dow Chemical Co.
 Senior Unsecured
 05-15-19                            8.550               5,000                  6,121
-------------------------------------------------------------------------------------

ELECTRIC (6.7%)
Consumers Energy Co.
 1st Mortgage
 02-15-14                            6.000              10,000                 11,184
Dominion Resources, Inc.
 Senior Unsecured
 11-15-16                            5.600              15,000                 16,876
DTE Energy Co.
 Senior Unsecured
 05-15-14                            7.625               5,000                  5,843
Florida Power Corp.
 1st Mortgage
 06-15-38                            6.400               5,000                  5,976
Metropolitan Edison Co.
 Senior Unsecured
 03-15-13                            4.950               5,000                  5,265
Nevada Power Co.
 01-15-15                            5.875              10,000                 11,143
Nisource Finance Corp.
 03-01-13                            6.150               5,000                  5,453
 09-15-17                            5.250              15,000                 15,447
Ohio Power Co.
 Senior Unsecured
 06-01-16                            6.000               5,000                  5,663
Potomac Electric Power Co.
 1st Mortgage
 04-15-14                            4.650              15,000                 16,157
Sierra Pacific Power Co.
 05-15-16                            6.000              10,000                 11,204
The Cleveland Electric Illuminating Co.
 1st Mortgage
 11-15-18                            8.875              10,000                 12,775
                                                                      ---------------
Total                                                                         122,986
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.2%)
Dr Pepper Snapple Group, Inc.
 12-21-11                            1.700               5,000                  5,014
Kraft Foods, Inc.
 Senior Unsecured
 08-11-17                            6.500               5,000                  5,807
 02-09-40                            6.500               5,000                  5,542
SABMiller PLC
 Senior Unsecured
 01-15-14                            5.700               5,000(c,d)             5,527
                                                                      ---------------
Total                                                                          21,890
-------------------------------------------------------------------------------------

GAS PIPELINES (4.0%)
CenterPoint Energy Resources Corp.
 Senior Unsecured
 02-15-11                            7.750              10,000                 10,388
 04-01-13                            7.875               5,000                  5,729
Colorado Interstate Gas Co.
 Senior Unsecured
 11-15-15                            6.800              30,000                 34,568
Northwest Pipeline GP
 Senior Unsecured
 06-15-16                            7.000               5,000                  5,845
Transcontinental Gas Pipe Line Co. LLC
 Senior Unsecured
 08-15-11                            7.000               5,000                  5,266
 04-15-16                            6.400              10,000                 11,367
                                                                      ---------------
Total                                                                          73,163
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

INDEPENDENT ENERGY (0.3%)
Anadarko Petroleum Corp.
 Senior Unsecured
 03-15-14                            7.625%             $5,000(j)              $4,765
-------------------------------------------------------------------------------------

MEDIA CABLE (0.3%)
Comcast Corp.
 05-15-18                            5.700               5,000                  5,496
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.6%)
RR Donnelley & Sons Co.
 Senior Unsecured
 01-15-17                            6.125              10,000                 10,043
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.3%)
General Electric Capital Corp.
 Senior Unsecured
 01-10-39                            6.875               5,000                  5,521
-------------------------------------------------------------------------------------

WIRELESS (0.3%)
United States Cellular Corp.
 Senior Unsecured
 12-15-33                            6.700               5,000                  5,141
-------------------------------------------------------------------------------------

WIRELINES (3.7%)
AT&T, Inc.
 Senior Unsecured
 02-01-18                            5.500               5,000                  5,525
 02-15-39                            6.550               5,000                  5,600
BellSouth Corp.
 Senior Unsecured
 09-15-14                            5.200              15,000                 16,667
Embarq Corp.
 Senior Unsecured
 06-01-36                            7.995               5,000                  4,962
TELUS Corp.
 Senior Unsecured
 06-01-11                            8.000               7,000(c)               7,421
Verizon New York, Inc.
 Senior Unsecured
 04-01-12                            6.875              15,000                 16,209
 04-01-32                            7.375              10,000                 11,308
                                                                      ---------------
Total                                                                          67,692
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,396,696)                                                         $1,421,150
-------------------------------------------------------------------------------------



SHORT-TERM SECURITIES (1.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
U.S. Treasury Bills
 10-14-10                            0.150%            $35,000                $34,985
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $34,977)                                                               $34,985
-------------------------------------------------------------------------------------





MONEY MARKET FUND (27.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%              506,123(i)             $506,123
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $506,123)                                                             $506,123
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (7.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(K)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $138,946                            0.030%           $138,946               $138,946
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $138,946)                                                             $138,946
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,076,742)(l)                                                      $2,101,204
=====================================================================================






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 1.31% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $5,527 or 0.30% of net assets.

(e) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $135,037. See Note 2 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)  This position is in bankruptcy.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(i) Affiliated Money Market Fund - See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(j) At June 30, 2010, security was partially or fully on loan. See Note 6 to the financial statements.


--------------------------------------------------------------------------------
12  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(k) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                               VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                     $24,797
Government National Mortgage Association            116,928
-----------------------------------------------------------
Total market value of collateral securities        $141,725
-----------------------------------------------------------


(l) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $2,077,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $65,000
     Unrealized depreciation                           (41,000)
     ---------------------------------------------------------
     Net unrealized appreciation                       $24,000
     ---------------------------------------------------------





--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
14  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                 FAIR VALUE AT JUNE 30, 2010
                              ----------------------------------------------------------------
                                    LEVEL 1            LEVEL 2
                                 QUOTED PRICES          OTHER          LEVEL 3
                                   IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                  MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                IDENTICAL ASSETS(B)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------
Bonds
  Foreign Government
    Obligations & Agencies                $--           $10,886          $--           $10,886
  U.S. Government
    Obligations & Agencies            598,086           192,110           --           790,196
  Asset-Backed Securities                  --            22,738           --            22,738
  Residential Mortgage-
    Backed Securities                      --           223,950           --           223,950
  Corporate Debt
    Securities                             --           373,380           --           373,380
----------------------------------------------------------------------------------------------
Total Bonds                           598,086           823,064           --         1,421,150
----------------------------------------------------------------------------------------------
Short-Term Securities
    U.S. Government
     Agencies                          34,985                --           --            34,985
----------------------------------------------------------------------------------------------
Total Short-Term
  Securities                           34,985                --           --            34,985
----------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                           506,123                --           --           506,123
  Investments of Cash
    Collateral Received
    for Securities on Loan                 --           138,946           --           138,946
----------------------------------------------------------------------------------------------
Total Other                           506,123           138,946           --           645,069
----------------------------------------------------------------------------------------------
Total                              $1,139,194          $962,010          $--        $2,101,204
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.



--------------------------------------------------------------------------------
16  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,431,673)               $1,456,135
  Affiliated money market fund (identified cost $506,123)             506,123
  Investments of cash collateral received for securities on loan
    (identified cost $138,946)                                        138,946
-----------------------------------------------------------------------------
Total investments in securities (identified cost $2,076,742)        2,101,204
Capital shares receivable                                               9,860
Dividends and accrued interest receivable                              11,480
Receivable for investment securities sold                              15,451
Receivable from Investment Manager                                        400
-----------------------------------------------------------------------------
Total assets                                                        2,138,395
-----------------------------------------------------------------------------
LIABILITIES
Payable for investment securities purchased                            15,075
Payable for securities purchased on a forward-commitment basis        135,037
Payable upon return of securities loaned                              138,946
Accrued investment management services fees                               557
Accrued transfer agency fees                                               99
Accrued administrative services fees                                      113
Other accrued expenses                                                 22,705
-----------------------------------------------------------------------------
Total liabilities                                                     312,532
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $1,825,863
-----------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                   $      220
Additional paid-in capital                                          1,917,514
Undistributed net investment income                                    18,931
Accumulated net realized gain (loss)                                 (135,264)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                           24,462
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $1,825,863
-----------------------------------------------------------------------------
Shares outstanding                                                    220,077
-----------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $     8.30
-----------------------------------------------------------------------------
*Value of securities on loan                                       $  305,864
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $ 25,556
Income distributions from affiliated money market fund                  397
Income from securities lending -- net                                   190
---------------------------------------------------------------------------
Total income                                                         26,143
---------------------------------------------------------------------------
Expenses:
Investment management services fees                                   2,976
Transfer agency fees                                                    521
Administrative services fees                                            604
Compensation of board members                                            28
Custodian fees                                                        2,655
Printing and postage                                                  9,057
Professional fees                                                    15,425
Other                                                                 1,232
---------------------------------------------------------------------------
Total expenses                                                       32,498
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                      (25,342)
---------------------------------------------------------------------------
Total net expenses                                                    7,156
---------------------------------------------------------------------------
Investment income (loss) -- net                                      18,987
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                     9,904
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         48,460
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                58,364
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 77,351
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2010  DEC. 31, 2009
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $   18,987     $   44,120
Net realized gain (loss) on investments                                  9,904          9,572
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                                 48,460         36,192
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                            77,351         89,884
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                (18,749)      (100,000)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                                    123,587        119,605
Reinvestment of distributions at net asset value                        18,749        100,000
Payments for redemptions                                              (138,622)      (257,928)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                           3,714        (38,323)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 62,316        (48,439)
Net assets at beginning of period                                    1,763,547      1,811,986
---------------------------------------------------------------------------------------------
Net assets at end of period                                         $1,825,863     $1,763,547
---------------------------------------------------------------------------------------------
Undistributed net investment income                                 $   18,931     $   18,693
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                     YEAR ENDED DEC. 31,
CLASS 1                                              JUNE 30, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $8.02           $8.09      $8.57      $8.57      $8.80      $9.27
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09             .20        .34        .39        .41        .34
Net gains (losses) (both realized and
 unrealized)                                               .28             .21       (.40)       .08       (.09)      (.26)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .37             .41       (.06)       .47        .32        .08
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)           (.48)      (.42)      (.47)      (.55)      (.55)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.30           $8.02      $8.09      $8.57      $8.57      $8.80
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.57%           5.06%      (.70%)     5.59%      3.61%       .95%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    3.77%(b)        3.51%      2.20%      2.48%      2.38%      1.70%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .83%(b)         .85%       .85%       .85%       .85%       .85%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.20%(b)        2.45%      3.97%      4.49%      4.59%      3.67%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2              $2         $2         $2         $2         $3
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   160%            284%(d)    232%       281%       768%       597%
--------------------------------------------------------------------------------------------------------------------------


(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 249% for the year ended Dec. 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Seligman Investment Grade Fixed Income Portfolio (the Fund) is a series of Seligman Portfolios, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 100 million authorized shares of capital stock. The Fund invests in fixed-income securities, diversified among a number of market sectors. The Fund has a fundamental policy that at least 80% of the Fund's assets will be invested in securities that are rated investment-grade when purchased by the Fund.

The Fund offers Class 1 shares as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Corporation's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in

--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate

--------------------------------------------------------------------------------
22  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At June 30, 2010, the Fund has outstanding when-issued securities of $135,037.

The Fund may also enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the six months ended June 30, 2010.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.


--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. The management fee is an annual fee that is equal to 0.345% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended June 30, 2010 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------
24  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


administrative services to the Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $1.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
The Fund has a Transfer Agency and Servicing agreement with Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent). The Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were 0.83% for Class 1.

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were $4 for Class 1. The management fees and other Fund level expenses waived/reimbursed were $25,338.

Under an agreement which was effective until April 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed 0.85% of Class 1 average daily net assets.

Effective May 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 0.79% of Class 1 average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,374,510 and $2,627,114, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JUNE 30, 2010   DEC. 31, 2009
----------------------------------------------------------------------
CLASS 1
Sold                                         14,925          14,247
Reinvested distributions                      2,259          12,438
Redeemed                                    (17,009)        (30,810)
----------------------------------------------------------------------
Net increase (decrease)                         175          (4,125)
----------------------------------------------------------------------


6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $305,864 were on loan, secured by U.S. government securities valued at $171,458 and by cash collateral of $138,946 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such

--------------------------------------------------------------------------------
26  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $190 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $815,140 and $575,307, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $141,804 at Dec. 31, 2009, that if not offset by capital gains will expire as follows:

  2013       2014       2017
$56,149    $75,089    $10,566




--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2009, the Fund had a post-October loss of $3,289 that is treated for income tax purposes as occurring on Jan. 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board has approved the redemption of all outstanding shares and the liquidation of the Fund in accordance with the Fund's Articles of Incorporation. The redemption of all shares of the Fund took place on Aug. 13, 2010.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was

--------------------------------------------------------------------------------
28  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required

--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
30  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  31

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance reflected the interrelationship of market

--------------------------------------------------------------------------------
32  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


conditions with the particular investment strategies employed by the portfolio management team. Further, the Board noted that it has approved liquidation of the Fund.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the

--------------------------------------------------------------------------------
  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT  33

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board observed that the Fund has yet to achieve any appreciable scale to benefit from reduced fees.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com(*); or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com(*); or searching the website of the SEC at www.sec.gov.

* Information will be available at seligman.com through Sept. 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
34  SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2010 SEMIANNUAL REPORT

SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474



                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are distributed by
                           Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA, and managed by Columbia Management Investment Advisers, LLC
                           (formerly known as RiverSource Investments, Inc.). Seligman is an offering brand of Columbia Management Investment
                           Advisers, LLC.
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                   SL-9968 C (8/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN LARGE-CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

SELIGMAN LARGE-CAP VALUE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

Seligman Large-Cap Value Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   13

Statement of Operations............   14

Statements of Changes in Net
  Assets...........................   15

Financial Highlights...............   16

Notes to Financial Statements......   17

Approval of Investment Management
  Services Agreement...............   26

Proxy Voting.......................   29




--------------------------------------------------------------------------------
2  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Large-Cap Value Portfolio (the Fund) Class 1 shares decreased 3.08% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the Russell 1000(R) Value Index, which fell 5.12% during the same six-month period.

> The broad U.S. equity market, represented by the Standard & Poor's (S&P) 500
  Index, lost 6.65% during the same time frame.

> The Fund also outperformed its peer group, as represented by the Lipper Large-
  Cap Value Funds Index, which declined 7.13% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                               6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------
Seligman Large-Cap Value
  Portfolio - Class 1            -3.08%   +16.50%   -8.39%   +0.96%   +3.35%
-----------------------------------------------------------------------------
Russell 1000 Value Index(1)
  (unmanaged)                    -5.12%   +16.92%  -12.32%   -1.64%   +2.38%
-----------------------------------------------------------------------------
S&P 500 Index(2) (unmanaged)     -6.65%   +14.43%   -9.81%   -0.79%   -1.59%
-----------------------------------------------------------------------------
Lipper Large-Cap Value Funds
  Index(3) (unmanaged)           -7.13%   +13.04%  -11.28%   -1.29%   +0.31%
-----------------------------------------------------------------------------
Lipper Large-Cap Value Funds
  Average(4) (unmanaged)         -7.14%   +12.90%  -11.92%   -1.86%   +1.81%
-----------------------------------------------------------------------------


*   Not annualized.

As of June 30, 2010, there were no Class 2 shares outstanding and therefore Class 2 performance is not shown.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The performance of the indices does not reflect the effect of expenses (excluding Lipper). It is not possible to invest directly in an index or average.


--------------------------------------------------------------------------------
                 SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------



(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) Lipper Large-Cap Value Funds Index (the Lipper Index) includes the 30 largest large-cap value funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(4) The Lipper Large-Cap Value Funds Average (the Lipper Average) is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified Equity large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P 500 Index. The Lipper Average's returns include net reinvested dividends.*

    * On Jan. 1, 2010, the Lipper Index replaced the Lipper Average as one of the Fund's benchmarks. The Lipper Index includes a select peer group from the Lipper Average. This change was made to bring the selection of the Seligman Funds' benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included. Investors cannot invest directly in an average or index.

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------


Consumer Discretionary                      9.8%
------------------------------------------------
Consumer Staples                           14.7%
------------------------------------------------
Energy                                     13.3%
------------------------------------------------
Financials                                 23.6%
------------------------------------------------
Health Care                                 9.2%
------------------------------------------------
Industrials                                13.0%
------------------------------------------------
Information Technology                      2.5%
------------------------------------------------
Materials                                   5.2%
------------------------------------------------
Utilities                                   4.4%
------------------------------------------------
Other(2)                                    4.3%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
4  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------


Tyson Foods, Inc., Class A                  5.6%
------------------------------------------------
The AES Corp.                               4.6%
------------------------------------------------
Bank of America Corp.                       4.6%
------------------------------------------------
JPMorgan Chase & Co.                        4.2%
------------------------------------------------
Humana, Inc.                                4.2%
------------------------------------------------
Valero Energy Corp.                         4.1%
------------------------------------------------
Bristol-Myers Squibb Co.                    4.0%
------------------------------------------------
CSX Corp.                                   3.4%
------------------------------------------------
Wal-Mart Stores, Inc.                       3.3%
------------------------------------------------
The Gap, Inc.                               3.1%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

A portfolio with fewer holdings, such as Seligman Large-Cap Value Portfolio, may be subject to greater volatility than a portfolio with a greater number of holdings.


--------------------------------------------------------------------------------
                 SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund or by participating in a qualified pension or retirement plan. Your purchase price will be the next NAV calculated after your request is received by the Fund, an authorized insurance company or qualified pension or retirement plan.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts, life insurance policies and/or pension or retirement plans. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for the class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical

--------------------------------------------------------------------------------
6  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  969.20        $6.15(c)       1.26%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.55        $6.31(c)       1.26%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of -3.08% for the six months ended June 30, 2010.
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.95% for Class 1. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2010. Had this change been in place the entire six month period ended June 30, 2010, the actual expenses paid would have been $4.64 and the hypothetical expenses paid would have been $4.76.


--------------------------------------------------------------------------------
                 SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (7.7%)
General Dynamics Corp.                                  1,100                 $64,416
Honeywell International, Inc.                           1,500                  58,545
United Technologies Corp.                                 800                  51,928
                                                                      ---------------
Total                                                                         174,889
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.5%)
Morgan Stanley                                          2,400                  55,704
-------------------------------------------------------------------------------------

CHEMICALS (5.3%)
EI du Pont de Nemours & Co.                             1,700                  58,803
Praxair, Inc.                                             350(c)               26,597
The Sherwin-Williams Co.                                  500(c)               34,595
                                                                      ---------------
Total                                                                         119,995
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.0%)
US Bancorp                                              3,000                  67,050
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
Juniper Networks, Inc.                                  2,500(b,c)             57,050
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (8.5%)
Bank of America Corp.                                   7,000                 100,590
JPMorgan Chase & Co.                                    2,500                  91,525
                                                                      ---------------
Total                                                                         192,115
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (4.6%)
Costco Wholesale Corp.                                    600                  32,898
Wal-Mart Stores, Inc.                                   1,500                  72,105
                                                                      ---------------
Total                                                                         105,003
-------------------------------------------------------------------------------------

FOOD PRODUCTS (5.4%)
Tyson Foods, Inc., Class A                              7,500                 122,925
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Baxter International, Inc.                                800                  32,512
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.0%)
Humana, Inc.                                            2,000(b)               91,340
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (4.5%)
The AES Corp.                                          11,000(b)              101,640
-------------------------------------------------------------------------------------

INSURANCE (9.9%)
MetLife, Inc.                                           1,500                  56,640
Prudential Financial, Inc.                              1,000                  53,660
The Travelers Companies, Inc.                           1,000                  49,250
Unum Group                                              3,000                  65,100
                                                                      ---------------
Total                                                                         224,650
-------------------------------------------------------------------------------------

MULTILINE RETAIL (4.4%)
JC Penney Co., Inc.                                     2,200                  47,256
Nordstrom, Inc.                                         1,600                  51,504
                                                                      ---------------
Total                                                                          98,760
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (13.4%)
Chevron Corp.                                             700                  47,502
ConocoPhillips                                          1,200                  58,908
Marathon Oil Corp.                                      2,000                  62,180
The Williams Companies, Inc.                            2,500                  45,700
Valero Energy Corp.                                     5,000                  89,900
                                                                      ---------------
Total                                                                         304,190
-------------------------------------------------------------------------------------

PHARMACEUTICALS (3.9%)
Bristol-Myers Squibb Co.                                3,500                  87,290
-------------------------------------------------------------------------------------

ROAD & RAIL (5.4%)
CSX Corp.                                               1,500                  74,445
Union Pacific Corp.                                       700                  48,657
                                                                      ---------------
Total                                                                         123,102
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.5%)
Lowe's Companies, Inc.                                  2,800                  57,176
The Gap, Inc.                                           3,500                  68,110
                                                                      ---------------
Total                                                                         125,286
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

TOBACCO (4.7%)
Altria Group, Inc.                                      2,400                 $48,096
Philip Morris International, Inc.                       1,300                  59,592
                                                                      ---------------
Total                                                                         107,688
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,063,627)                                                         $2,191,189
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%               99,623(d)              $99,623
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $99,623)                                                               $99,623
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (4.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(E)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $95,100                             0.030%            $95,100                $95,100
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $95,100)                                                               $95,100
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,258,350)(f)                                                      $2,385,912
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At June 30, 2010, security was partially or fully on loan. See Note 6 to the financial statements.

(d) Affiliated Money Market Fund - See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                               VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                     $16,972
Government National Mortgage Association             80,030
-----------------------------------------------------------
Total market value of collateral securities         $97,002
-----------------------------------------------------------




--------------------------------------------------------------------------------
                 SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(f) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $2,258,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $327,000
     Unrealized depreciation                           (199,000)
     ----------------------------------------------------------
     Net unrealized appreciation                       $128,000
     ----------------------------------------------------------








--------------------------------------------------------------------------------
10  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
                SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                 FAIR VALUE AT JUNE 30, 2010
                              ----------------------------------------------------------------
                                    LEVEL 1            LEVEL 2
                                 QUOTED PRICES          OTHER          LEVEL 3
                                   IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                  MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                IDENTICAL ASSETS(b)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                    $2,191,189              $--           $--        $2,191,189
----------------------------------------------------------------------------------------------
Total Equity Securities             2,191,189               --            --         2,191,189
----------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
     Fund(c)                           99,623               --            --            99,623
  Investments of Cash
     Collateral Received
     for Securities on
     Loan                                  --           95,100            --            95,100
----------------------------------------------------------------------------------------------
Total Other                            99,623           95,100            --           194,723
----------------------------------------------------------------------------------------------
Total                              $2,290,812          $95,100           $--        $2,385,912
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
12  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $2,063,627)               $2,191,189
  Affiliated money market fund (identified cost $99,623)               99,623
  Investments of cash collateral received for securities on loan
    (identified cost $95,100)                                          95,100
-----------------------------------------------------------------------------
Total investments in securities (identified cost $2,258,350)        2,385,912
Dividends and accrued interest receivable                               3,813
Receivable from Investment Manager                                      7,180
-----------------------------------------------------------------------------
Total assets                                                        2,396,905
-----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                    100
Payable for investment securities purchased                            15,460
Payable upon return of securities loaned                               95,100
Accrued investment management services fees                             1,594
Accrued transfer agency fees                                              130
Accrued administrative services fees                                      127
Other accrued expenses                                                 17,225
-----------------------------------------------------------------------------
Total liabilities                                                     129,736
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $2,267,169
-----------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                   $      232
Additional paid-in capital                                          2,237,061
Undistributed net investment income                                    10,313
Accumulated net realized gain (loss)                                 (107,999)
Unrealized appreciation (depreciation) on investments                 127,562
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $2,267,169
-----------------------------------------------------------------------------
Shares outstanding                                                    232,411
-----------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $     9.75
-----------------------------------------------------------------------------
*Value of securities on loan                                       $   91,405
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  13

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                             22,033
Interest                                                               2,611
Income distributions from affiliated money market fund                    51
Income from securities lending -- net                                     68
----------------------------------------------------------------------------
Total income                                                          24,763
----------------------------------------------------------------------------
Expenses:
Investment management services fees                                    8,644
Transfer agency fees                                                     692
Administrative services fees                                             687
Compensation of board members                                             37
Custodian fees                                                         1,994
Printing and postage                                                   6,785
Professional fees                                                     12,273
Other                                                                  1,139
----------------------------------------------------------------------------
Total expenses                                                        32,251
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                       (17,856)
----------------------------------------------------------------------------
Total net expenses                                                    14,395
----------------------------------------------------------------------------
Investment income (loss) -- net                                       10,368
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                     23,029
Net change in unrealized appreciation (depreciation) on
  investments                                                       (132,166)
----------------------------------------------------------------------------
Net gain (loss) on investments                                      (109,137)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ (98,769)
----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2010  DEC. 31, 2009
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $   10,368     $   17,168
Net realized gain (loss) on investments                                 23,029       (129,424)
Net change in unrealized appreciation (depreciation) on
  investments                                                         (132,166)       611,978
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                           (98,769)       499,722
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                (11,399)       (30,001)
  Net realized gain                                                         --       (218,918)
---------------------------------------------------------------------------------------------
Total distributions                                                    (11,399)      (248,919)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                                    435,448        219,232
Reinvestment of distributions at net asset value                        11,399        248,919
Payments for redemptions                                              (253,409)      (455,119)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                         193,438         13,032
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 83,270        263,835
Net assets at beginning of period                                    2,183,899      1,920,064
---------------------------------------------------------------------------------------------
Net assets at end of period                                         $2,267,169     $2,183,899
---------------------------------------------------------------------------------------------
Undistributed net investment income                                 $   10,313     $   11,344
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED DEC. 31,
                                                   SIX MONTHS ENDED      -------------------------------------------------------
CLASS 1                                              JUNE 30, 2010        2009         2008        2007        2006        2005
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.11            $8.75       $14.29      $13.15      $11.67      $10.65
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .09          .11         .07         .08         .07
Net gains (losses) (both realized and
  unrealized)                                             (.36)            2.57        (5.55)       1.17        1.50        1.06
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.31)            2.66        (5.44)       1.24        1.58        1.13
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)            (.16)        (.10)       (.10)       (.10)       (.11)
Dividends from net realized gain (loss)                     --            (1.14)          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)           (1.30)        (.10)       (.10)       (.10)       (.11)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.75           $10.11        $8.75      $14.29      $13.15      $11.67
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.08%)          30.23%      (38.03%)      9.43%      13.57%      10.63%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Gross expenses prior to expense
 waiver/reimbursement                                    2.82%(b)         3.43%        1.95%       1.42%       1.32%       1.34%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.26%(b)         1.46%        1.54%       1.42%       1.32%       1.34%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .91%(b)          .90%         .87%        .51%        .67%        .65%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $2           $2          $4          $5          $5
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8%              39%          18%         11%         14%         27%
--------------------------------------------------------------------------------------------------------------------------------


(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Seligman Large-Cap Value Portfolio (the Fund) is a series of Seligman Portfolios, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 100 million authorized shares of capital stock. The Fund generally invests at least 80% of its net assets in the common stock of "value" companies with large market capitalization ($4 billion or more) at the time of purchase by the Fund.

The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity contracts and life policies insurance separate accounts offered by various insurance companies.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. As of June 30, 2010, there were no Class 2 shares outstanding.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current

--------------------------------------------------------------------------------
                SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Corporation's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for

--------------------------------------------------------------------------------
18  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net

--------------------------------------------------------------------------------
                SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

assets that declines from 0.755% to 0.565% as the Fund's net assets increase. The management fee for the six months ended June 30, 2010 was 0.755% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended June 30, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $1.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
The Fund has a Transfer Agency and Servicing agreement with Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent). The Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were 1.26% for Class 1.

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were $5 for Class 1. The management fees and other Fund level expenses waived/reimbursed were $17,851.


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20  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Under an agreement which was effective until April 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed 1.42% of Class 1 average daily net assets.

Effective May 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 0.95% of Class 1 average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $309,079 and $181,957, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JUNE 30, 2010   DEC. 31, 2009
----------------------------------------------------------------------
CLASS 1
Sold                                         39,437          21,632
Reinvested distributions                      1,158          24,356
Redeemed                                    (24,146)        (49,393)
----------------------------------------------------------------------
Net increase (decrease)                      16,449          (3,405)
----------------------------------------------------------------------


6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities.

--------------------------------------------------------------------------------
                SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $91,405 were on loan, secured by cash collateral of $95,100 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $68 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $501,130 and $417,908, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.


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22  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $121,250 at Dec. 31, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2009, the Fund had a post-October loss of $6,278 that is treated for income tax purposes as occurring on Jan. 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of Seligman Large-Cap Value Portfolio has approved in principle the proposed merger of the Fund into Seligman Variable
Portfolio -- Larger-Cap Value Fund. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.


--------------------------------------------------------------------------------
                SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC

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24  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  25

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
26  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
                SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  27

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer

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28  SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com*; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com*; or searching the website of the SEC at www.sec.gov.

* Information will be available at seligman.com through September 26, 2010 and thereafter at columbiamanagement.com.


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                SELIGMAN LARGE-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  29

SELIGMAN LARGE-CAP VALUE PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are distributed by
                           Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA, and managed by Columbia Management Investment Advisers, LLC
                           (formerly known as RiverSource Investments, Inc.). Seligman is an offering brand of Columbia Management Investment
                           Advisers, LLC.
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                   SL-9969 C (8/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN SMALLER-CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

SELIGMAN SMALLER-CAP VALUE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

Seligman Smaller-Cap Value Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   14

Statement of Operations............   15

Statements of Changes in Net
  Assets...........................   16

Financial Highlights...............   17

Notes to Financial Statements......   19

Approval of Investment Management
  Services Agreement...............   29

Proxy Voting.......................   32




--------------------------------------------------------------------------------
2  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Smaller-Cap Value Portfolio (the Fund) Class 1 shares decreased 2.20% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Russell 2000(R) Value Index, which fell 1.64% during the same six-month period.

> The Fund also underperformed its peers, as represented by the Lipper Small-Cap
  Core Funds Index and the Lipper Small-Cap Value Funds Index, which declined 2.09% and 1.26%, respectively, during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                              SINCE
                                                                           INCEPTION**
                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS     5/1/01
--------------------------------------------------------------------------------------
Seligman Smaller-Cap
  Value Portfolio
  Class 1                    -2.20%   +22.98%   -8.92%   +1.06%   +8.54%         N/A
--------------------------------------------------------------------------------------
  Class 2                    -2.43%   +22.62%   -9.13%   +0.86%      N/A      +6.36%
--------------------------------------------------------------------------------------
Russell 2000 Value
  Index(1) (unmanaged)       -1.64%   +25.07%   -9.85%   -0.51%   +7.48%      +5.70%
--------------------------------------------------------------------------------------
Lipper Small-Cap Core
  Funds Index(2)
  (unmanaged)                -2.09%   +21.67%   -7.59%   +1.15%   +4.16%      +4.65%
--------------------------------------------------------------------------------------
Lipper Small-Cap Value
  Funds Index(3)
  (unmanaged)                -1.26%   +25.50%   -8.14%   +0.90%   +8.06%      +6.56%
--------------------------------------------------------------------------------------
Lipper Small-Cap Core
  Funds Average(4)
  (unmanaged)                -2.05%   +21.63%   -8.73%   +0.44%   +5.21%      +4.78%
--------------------------------------------------------------------------------------
Lipper Small-Cap Value
  Funds Average(5)
  (unmanaged)                -1.22%   +25.39%   -9.16%   +0.32%   +7.57%      +6.14%
--------------------------------------------------------------------------------------



*   Not annualized.

**  For classes with less than 10 years performance.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown for Class 1 and

--------------------------------------------------------------------------------
               SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


Class 2 shares vary from each other because of differences in expenses but do not reflect expenses that apply to the variable account, annuity contract or life insurance policy, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The performance of the indices does not reflect the effect of expenses (excluding Lipper). It is not possible to invest directly in an index or average.

(1) The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The Lipper Index's returns reflect reinvestment of all dividends and changes in market prices.*
(3) The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(4) The Lipper Small-Cap Core Funds Average is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P SmallCap 600 Index. The Lipper Average's returns include net reinvested dividends.*
(5) The Lipper Small-Cap Value Funds Average is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity small-cap ceiling. Small-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P SmallCap 600 Index. The Lipper Average's returns include net reinvested dividends.*

    * On Jan. 1, 2010, the Lipper Small-Cap Core Funds Index and Lipper Small-Cap Value Funds Index (the Lipper Indexes) replaced the Lipper Small-Cap Core Funds Average and Lipper Small-Cap Value Funds Average (the Lipper Averages), respectively, as benchmarks for the Fund. The Lipper Indexes include a select peer group from the Lipper Average. This change was made to bring the selection of the Seligman Funds' benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Indexes and the Lipper Averages will be included for a one-year transition period. Thereafter, only the Lipper Indexes will be included. Investors cannot invest directly in an average or index.


--------------------------------------------------------------------------------
4  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      8.7%
------------------------------------------------
Consumer Staples                            6.9%
------------------------------------------------
Energy                                      4.3%
------------------------------------------------
Financials                                 18.5%
------------------------------------------------
Health Care                                 5.9%
------------------------------------------------
Industrials                                32.0%
------------------------------------------------
Information Technology                     20.0%
------------------------------------------------
Materials                                   3.6%
------------------------------------------------
Other(2)                                    0.1%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

F5 Networks, Inc.                           4.3%
------------------------------------------------
Continental Airlines, Inc., Class B         4.1%
------------------------------------------------
Delta Air Lines, Inc.                       3.7%
------------------------------------------------
Quest Software, Inc.                        3.7%
------------------------------------------------
Herbalife Ltd.                              3.5%
------------------------------------------------
Lincoln National Corp.                      3.4%
------------------------------------------------
Cubic Corp.                                 3.4%
------------------------------------------------
Lawson Software, Inc.                       3.3%
------------------------------------------------
The Hanover Insurance Group, Inc.           3.3%
------------------------------------------------
Waste Connections, Inc.                     3.2%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments." Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

A portfolio with fewer holdings, such as Seligman Smaller-Cap Value Portfolio, may be subject to greater volatility than a portfolio with a greater number of holdings. Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
               SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund or by participating in a qualified pension or retirement plan. Your purchase price will be the next NAV calculated after your request is received by the Fund, an authorized insurance company or qualified pension or retirement plan.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts, life insurance policies and/or pension or retirement plans. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical

--------------------------------------------------------------------------------
6  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  978.00        $5.44(c)       1.11%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.29        $5.56(c)       1.11%
------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  975.70        $6.66(c)       1.36%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.05        $6.80(c)       1.36%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: -2.20% for Class 1 and -2.43% for Class 2.
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 1.02% for Class 1 and 1.27% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2010. Had this change been in place for the entire six month period ended June 30, 2010, the actual expenses paid would have been $5.00 for Class 1 and $6.22 for Class 2; the hypothetical expenses paid would have been $5.11 for Class 1 and $6.36 for Class 2.


--------------------------------------------------------------------------------
               SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (100.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.4%)
Cubic Corp.                                            80,000(d)           $2,910,400
-------------------------------------------------------------------------------------

AIRLINES (7.8%)
Continental Airlines, Inc., Class B                   160,000(b)            3,520,000
Delta Air Lines, Inc.                                 270,000(b,d)          3,172,500
                                                                      ---------------
Total                                                                       6,692,500
-------------------------------------------------------------------------------------

BEVERAGES (1.7%)
Central European Distribution Corp.                    67,500(b,d)          1,443,150
-------------------------------------------------------------------------------------

CHEMICALS (2.2%)
Minerals Technologies, Inc.                            40,000(d)            1,901,600
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.4%)
The Brink's Co.                                        50,000                 951,500
Waste Connections, Inc.                                80,000(b)            2,791,200
                                                                      ---------------
Total                                                                       3,742,700
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.3%)
F5 Networks, Inc.                                      53,500(b,d)          3,668,495
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.4%)
The Shaw Group, Inc.                                   60,000(b)            2,053,200
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.4%)
Owens-Illinois, Inc.                                   45,000(b)            1,190,250
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (2.0%)
Sotheby's                                              75,000(d)            1,715,250
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (7.0%)
Belden, Inc.                                           85,000(d)            1,870,000
EnerSys                                               117,500(b,d)          2,510,975
Thomas & Betts Corp.                                   46,500(b)            1,613,550
                                                                      ---------------
Total                                                                       5,994,525
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.4%)
Exterran Holdings, Inc.                                70,000(b,d)          1,806,700
Tetra Technologies, Inc.                              210,000(b,d)          1,906,800
                                                                      ---------------
Total                                                                       3,713,500
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.7%)
Smithfield Foods, Inc.                                100,000(b,d)          1,490,000
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Analogic Corp.                                         17,400(d)              791,874
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Select Medical Holdings Corp.                          90,000(b,d)            610,200
WellCare Health Plans, Inc.                            90,000(b)            2,136,600
                                                                      ---------------
Total                                                                       2,746,800
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.8%)
Eclipsys Corp.                                         85,000(b)            1,516,400
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.4%)
Penn National Gaming, Inc.                             90,000(b)            2,079,000
Texas Roadhouse, Inc.                                 200,000(b,d)          2,524,000
                                                                      ---------------
Total                                                                       4,603,000
-------------------------------------------------------------------------------------

INSURANCE (18.8%)
Aspen Insurance Holdings Ltd.                         110,000(c)            2,721,400
Endurance Specialty Holdings Ltd.                      70,000(c)            2,627,100
Infinity Property & Casualty Corp.                     45,000(d)            2,078,100
Lincoln National Corp.                                120,000               2,914,800
The Hanover Insurance Group, Inc.                      65,000(d)            2,827,500
WR Berkley Corp.                                      105,000               2,778,300
                                                                      ---------------
Total                                                                      15,947,200
-------------------------------------------------------------------------------------

IT SERVICES (2.5%)
CACI International, Inc., Class A                      50,000(b,d)          2,124,000
-------------------------------------------------------------------------------------

MACHINERY (3.6%)
Douglas Dynamics, Inc.                                 70,453(b)              810,210
Mueller Industries, Inc.                               85,000(d)            2,091,000
Navistar International Corp.                            3,000(b,d)            147,600
                                                                      ---------------
Total                                                                       3,048,810
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MULTILINE RETAIL (1.4%)
Fred's, Inc., Class A                                 110,000(d)           $1,216,600
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (3.5%)
Herbalife Ltd.                                         65,000(c)            2,993,250
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (2.4%)
School Specialty, Inc.                                112,000(b,d)          2,023,840
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.4%)
Cypress Semiconductor Corp.                           200,000(b,d)          2,008,000
ON Semiconductor Corp.                                263,600(b)            1,681,768
Varian Semiconductor Equipment Associates,
 Inc.                                                  60,950(b)            1,746,827
                                                                      ---------------
Total                                                                       5,436,595
-------------------------------------------------------------------------------------

SOFTWARE (7.0%)
Lawson Software, Inc.                                 390,000(b,d)          2,847,000
Quest Software, Inc.                                  175,000(b,d)          3,157,000
                                                                      ---------------
Total                                                                       6,004,000
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.2%)
Aegean Marine Petroleum Network, Inc.                  52,600(c)            1,050,948
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $81,734,697)                                                       $86,018,887
-------------------------------------------------------------------------------------




MONEY MARKET FUND (0.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%               61,011(e)              $61,011
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $61,011)                                                               $61,011
-------------------------------------------------------------------------------------




INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (19.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(F)
Citigroup Global Markets, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $7,000,023                          0.120%          $7,000,000            $7,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $2,356,684                          0.030            2,356,682             2,356,682
MF Global Holdings Ltd.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $2,000,005                          0.090            2,000,000             2,000,000
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,029                          0.210            5,000,000             5,000,000
                                                                      ---------------
Total                                                                      16,356,682
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $16,356,682)                                                       $16,356,682
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $98,152,390)(g)                                                   $102,436,580
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
               SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 11.01% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


CITIGROUP GLOBAL MARKETS, INC. (0.120%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae REMICS                                 $2,544,243
Fannie Mae-Aces                                       66,400
Freddie Mac Reference REMIC                          414,456
Freddie Mac REMICS                                 3,637,190
Government National Mortgage Association             477,711
------------------------------------------------------------
Total market value of collateral securities       $7,140,000
------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                     $420,582
Government National Mortgage Association           1,983,234
------------------------------------------------------------
Total market value of collateral securities       $2,403,816
------------------------------------------------------------




--------------------------------------------------------------------------------
10  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MF GLOBAL, INC. (0.090%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Federal Farm Credit Bank                             $37,102
Federal Home Loan Bank Discount Notes                  8,833
Federal Home Loan Mortgage Corp                       45,650
Freddie Mac Discount Notes                               600
United States Treasury Inflation Indexed Bonds       546,075
United States Treasury Note/Bond                         134
United States Treasury Strip Coupon                  935,491
United States Treasury Strip Principal               466,166
------------------------------------------------------------
Total market value of collateral securities       $2,040,051
------------------------------------------------------------


PERSHING LLC (0.210%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $1,845,609
Fannie Mae REMICS                                    428,017
Federal Farm Credit Bank                              68,071
Federal Home Loan Banks                              127,711
Federal Home Loan Mortgage Corp                       72,139
Federal National Mortgage Association                 87,395
Freddie Mac Gold Pool                              1,273,797
Freddie Mac Non Gold Pool                            106,838
Freddie Mac REMICS                                   267,760
Ginnie Mae I Pool                                    133,911
Ginnie Mae II Pool                                    83,625
United States Treasury Bill                          450,845
United States Treasury Note/Bond                     146,703
United States Treasury Strip Coupon                    7,579
------------------------------------------------------------
Total market value of collateral securities       $5,100,000
------------------------------------------------------------



(g) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $98,152,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $19,938,000
     Unrealized depreciation                         (15,653,000)
     -----------------------------------------------------------
     Net unrealized appreciation                      $4,285,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
              SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
12  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                Fair value at June 30, 2010
                            ------------------------------------------------------------------
                                  Level 1            Level 2
                               quoted prices          other          Level 3
                                 in active         significant     significant
                                markets for         observable    unobservable
DESCRIPTION(a)              identical assets(b)       inputs         inputs           Total
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                 $86,018,887                $--         $--         $86,018,887
----------------------------------------------------------------------------------------------
Total Equity Securities          86,018,887                 --          --          86,018,887
----------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)                   61,011                 --          --              61,011
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --         16,356,682          --          16,356,682
----------------------------------------------------------------------------------------------
Total Other                          61,011         16,356,682          --          16,417,693
----------------------------------------------------------------------------------------------
Total                           $86,079,898        $16,356,682         $--        $102,436,580
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.



--------------------------------------------------------------------------------
              SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  13

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $81,734,697)                86,018,887
  Affiliated money market fund (identified cost $61,011)                 61,011
  Investments of cash collateral received for securities on loan
    (identified cost $16,356,682)                                    16,356,682
-------------------------------------------------------------------------------
Total investments in securities (identified cost $98,152,390)       102,436,580
Cash                                                                      1,000
Capital shares receivable                                                 4,227
Dividends and accrued interest receivable                                14,960
-------------------------------------------------------------------------------
Total assets                                                        102,456,767
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  634,362
Payable upon return of securities loaned                             16,356,682
Accrued investment management services fees                              78,804
Accrued distribution fees                                                 5,020
Accrued transfer agency fees                                              5,180
Accrued administrative services fees                                      6,743
Other accrued expenses                                                   42,423
-------------------------------------------------------------------------------
Total liabilities                                                    17,129,214
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 85,327,553
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                   $     13,844
Additional paid-in capital                                           94,092,743
Accumulated net investment loss                                        (325,401)
Accumulated net realized gain (loss)                                (12,737,823)
Unrealized appreciation (depreciation) on investments                 4,284,190
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 85,327,553
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 15,883,339
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                  NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class 1          $64,758,262           10,428,318                       $6.21
Class 2          $20,569,291            3,415,676                       $6.02
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                              238,252
Income distributions from affiliated money market fund                     154
Income from securities lending -- net                                    5,061
------------------------------------------------------------------------------
Total income                                                           243,467
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    451,904
Distribution fees -- Class 2                                            28,559
Transfer agency fees
  Class 1                                                               22,309
  Class 2                                                                6,905
Administrative services fees                                            38,666
Compensation of board members                                            1,565
Custodian fees                                                           3,748
Printing and postage                                                     3,820
Professional fees                                                       13,031
Other                                                                    4,177
------------------------------------------------------------------------------
Total expenses                                                         574,684
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (7,716)
------------------------------------------------------------------------------
Total net expenses                                                     566,968
------------------------------------------------------------------------------
Investment income (loss) -- net                                       (323,501)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                    1,661,800
Net change in unrealized appreciation (depreciation) on
  investments                                                       (2,977,618)
------------------------------------------------------------------------------
Net gain (loss) on investments                                      (1,315,818)
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(1,639,319)
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2010  DEC. 31, 2009
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $   (323,501)  $   (574,856)
Net realized gain (loss) on investments                              1,661,800    (11,122,955)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (2,977,618)    37,693,309
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        (1,639,319)    25,995,498
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
    Class 1                                                                 --     (1,588,590)
    Class 2                                                                 --       (501,310)
  Tax return of capital
    Class 1                                                                 --            (63)
    Class 2                                                                 --            (19)
---------------------------------------------------------------------------------------------
Total distributions                                                         --     (2,089,982)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class 1 shares                                                     2,074,941      8,075,270
  Class 2 shares                                                     1,293,017      2,136,746
Reinvestment of distributions at net asset value
  Class 1 shares                                                            --      1,588,653
  Class 2 shares                                                            --        501,329
Payments for redemptions
  Class 1 shares                                                    (9,381,098)   (18,783,752)
  Class 2 shares                                                    (2,798,127)    (4,787,236)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      (8,811,267)   (11,268,990)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (10,450,586)    12,636,526
Net assets at beginning of period                                   95,778,139     83,141,613
---------------------------------------------------------------------------------------------
Net assets at end of period                                       $ 85,327,553   $ 95,778,139
---------------------------------------------------------------------------------------------
Accumulated net investment loss/excess of distributions over
  net investment income                                           $   (325,401)  $     (1,900)
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED DEC. 31,
                                                   SIX MONTHS ENDED      -------------------------------------------------------
CLASS 1                                              JUNE 30, 2010        2009         2008        2007        2006        2005
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $6.35            $4.79       $17.21      $18.51      $16.67      $19.40
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)            (.03)        (.09)       (.11)       (.12)       (.07)
Net gains (losses) (both realized and
 unrealized)                                              (.12)            1.73        (6.83)        .90        3.66        (.71)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.14)            1.70        (6.92)        .79        3.54        (.78)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --           --          --          --        (.11)
Dividends from net realized gain (loss)                     --             (.14)       (5.50)      (2.09)      (1.70)      (1.84)
Tax return of capital                                       --             (.00)(a)       --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.14)       (5.50)      (2.09)      (1.70)      (1.95)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.21            $6.35        $4.79      $17.21      $18.51      $16.67
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.20%)          35.46%      (39.53%)      4.14%      21.25%      (3.98%)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.13%(c)         1.23%        1.22%       1.14%       1.13%       1.14%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.11%(c)         1.23%        1.22%       1.14%       1.13%       1.14%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.61%)(c)        (.64%)       (.63%)      (.58%)      (.66%)      (.37%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $65              $73          $64        $148        $188        $199
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               8%          14%         27%         32%         23%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
              SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED DEC. 31,
                                                   SIX MONTHS ENDED      -------------------------------------------------------
CLASS 2                                              JUNE 30, 2010        2009         2008        2007        2006        2005
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $6.17            $4.67       $17.03      $18.37      $16.59      $19.26
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)            (.04)        (.11)       (.15)       (.15)       (.10)
Net gains (losses) (both realized and
 unrealized)                                              (.12)            1.68        (6.75)        .90        3.63        (.70)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.15)            1.64        (6.86)        .75        3.48        (.80)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --           --          --          --        (.03)
Dividends from net realized gain (loss)                     --             (.14)       (5.50)      (2.09)      (1.70)      (1.84)
Tax return of capital                                       --             (.00)(a)       --                      --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.14)       (5.50)      (2.09)      (1.70)      (1.87)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.02            $6.17        $4.67      $17.03      $18.37      $16.59
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.43%)          35.09%      (39.58%)      3.96%      20.99%      (4.13%)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.38%(c)         1.45%        1.42%       1.33%       1.32%       1.33%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.36%(c)         1.45%        1.42%       1.33%       1.32%       1.33%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.86%)(c)        (.86%)       (.83%)      (.77%)      (.85%)      (.56%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $21              $23          $19         $41         $41         $36
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               8%          14%         27%         32%         23%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to less than $0.01 per share.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Seligman Smaller-Cap Value Portfolio (the Fund) is a series of Seligman Portfolios, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 150 million authorized shares of capital stock. The Fund invests at least 80% of its net assets in the common stock of "value" companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund.

The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity contracts and life insurance policies offered by various insurance companies.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading

--------------------------------------------------------------------------------
              SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Corporation's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for

--------------------------------------------------------------------------------
20  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net

--------------------------------------------------------------------------------
              SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

assets that declines from 0.935% to 0.745% as the Fund's net assets increase. The management fee for the six months ended June 30, 2010 was 0.935% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended June 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $36.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
The Fund has a Transfer Agency and Servicing agreement with Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent). The Fund pays the Transfer Agent at an annual rate of 0.06% of the Fund's average daily net assets. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays the Distributor a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.


--------------------------------------------------------------------------------
22  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class 1..............................................  1.11%
Class 2..............................................  1.36


The management fees waived/reimbursed at the Fund level were $7,716.

Under an agreement which was effective until April 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed the following percentage of the class' average daily net assets:

Class 1..............................................  1.22%
Class 2..............................................  1.47


Effective May 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class 1..............................................  1.02%
Class 2..............................................  1.27


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,699,079 and $10,372,541, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
              SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JUNE 30, 2010   DEC. 31, 2009
----------------------------------------------------------------------
CLASS 1
Sold                                         301,528        1,929,617
Reinvested distributions                          --          247,069
Redeemed                                  (1,405,786)      (3,975,316)
----------------------------------------------------------------------
Net increase (decrease)                   (1,104,258)      (1,798,630)
----------------------------------------------------------------------
CLASS 2
Sold                                         194,844          424,412
Reinvested distributions                          --           80,341
Redeemed                                    (430,930)        (971,602)
----------------------------------------------------------------------
Net increase (decrease)                     (236,086)        (466,849)
----------------------------------------------------------------------


6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $15,883,339 were on loan, secured by cash collateral of $16,356,682 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the

--------------------------------------------------------------------------------
24  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $5,061 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $3,733,647 and $3,696,634, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per

--------------------------------------------------------------------------------
              SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2010.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $14,150,615 at Dec. 31, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2009, the Fund had a post-October loss of $249,009 that is treated for income tax purposes as occurring on Jan. 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of Seligman Smaller-Cap Value Portfolio has approved in principle the proposed merger of the Fund into Seligman Variable
Portfolio -- Smaller-Cap Value Fund. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.


--------------------------------------------------------------------------------
26  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC

--------------------------------------------------------------------------------
              SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
28  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

--------------------------------------------------------------------------------
              SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  29

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
30  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer

--------------------------------------------------------------------------------
              SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT  31

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com*; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com*; or searching the website of the SEC at www.sec.gov.

* Information will be available at seligman.com through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
32  SELIGMAN SMALLER-CAP VALUE PORTFOLIO -- 2010 SEMIANNUAL REPORT

SELIGMAN SMALLER-CAP VALUE PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are distributed by
                           Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA, and managed by Columbia Management Investment Advisers, LLC
                           (formerly known as RiverSource Investments, Inc.). Seligman is an offering brand of Columbia Management Investment
                           Advisers, LLC.
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                   SL-9953 C (8/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in
         Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

         (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Portfolios, Inc.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date August 30, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date August 30, 2010